UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7606

Nuveen Connecticut Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report
November 30, 2012

Nuveen Connecticut Premium Income Municipal Fund
NTC

Nuveen Massachusetts Premium Income Municipal Fund
NMT

Nuveen Massachusetts Dividend Advantage Municipal Fund
NMB

Nuveen Massachusetts AMT-Free Municipal Income Fund
NGX

12 November

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Table of Contents

Chairman’s Letter to Shareholders	4

Portfolio Manager’s Comments	5

Fund Leverage and Other Information	11

Common Share Dividend and Price Information	13

Performance Overviews	14

Shareholder Meeting Report	18

Portfolios of Investments	20

Statement of Assets and Liabilities	38

Statement of Operations	39

Statement of Changes in Net Assets	40

Statement of Cash Flows	42

Financial Highlights	44

Notes to Financial Statements	50

Reinvest Automatically, Easily and Conveniently	62

Glossary of Terms Used in this Report	64

Additional Fund Information	67

Chairman’s
Letter to Shareholders

Dear Shareholders,

Despite the global economy’s ability to muddle through the many economic headwinds of 2012, investors continue to have good reasons to remain cautious. The European Central Bank’s decisions to extend intermediate term financing to major European banks and to support sovereign debt markets have begun to show signs of a stabilized euro area financial market. The larger member states of the European Union (EU) are working diligently to strengthen the framework for a tighter financial and banking union and meaningful progress has been made by agreeing to centralize large bank regulation under the European Central Bank. However, economic conditions in the southern tier members are not improving and the pressures on their political leadership remain intense. The jury is out on whether the respective populations will support the continuing austerity measures that are needed to meet the EU fiscal targets.

In the U.S., the Fed remains committed to low interest rates into 2015 through its third program of Quantitative Easing (QE3). Inflation remains low but a growing number of economists are expressing concern about the economic distortions resulting from negative real interest rates. The highly partisan atmosphere in Congress led to a disappointingly modest solution for dealing with the end-of-year tax and spending issues. Early indications for the new Congressional term have not given much encouragement that the atmosphere for dealing with the sequestration legislation and the debt ceiling issues, let alone a more encompassing “grand bargain,” will be any better than the last Congress. Over the longer term, there are some encouraging trends for the U.S. economy: house prices are beginning to recover, banks and corporations continue to strengthen their financial positions and incentives for capital investment in the U.S. by domestic and foreign corporations are increasing due to more competitive energy and labor costs.

During 2012 U.S. investors have benefited from strong returns in the domestic equity markets and solid returns in most fixed income markets. However, many of the macroeconomic risks of 2012 remain unresolved, including negotiating through the many U.S. fiscal issues, managing the risks of another year of abnormally low U.S. interest rates, sustaining the progress being made in the euro area and reducing the potential economic impact of geopolitical issues, particularly in the Middle East. In the face of these uncertainties, the experienced investment professionals at Nuveen Investments seek out investments that are enjoying positive economic conditions. At the same time they are always on the alert for risks in markets subject to excessive optimism or for opportunities in markets experiencing undue pessimism. Monitoring this process is a critical function for the Fund Board as it oversees your Nuveen Fund on your behalf.

As always, I encourage you to communicate with your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
January 22, 2013

4	Nuveen Investments

Portfolio Manager’s Comments

Nuveen Connecticut Premium Income Municipal Fund (NTC)
Nuveen Massachusetts Premium Income Municipal Fund (NMT)
Nuveen Massachusetts Dividend Advantage Municipal Fund (NMB)
Nuveen Massachusetts AMT-Free Municipal Income Fund (NGX)

Portfolio manager Michael Hamilton discusses key investment strategies and the six-month performance of these four Nuveen Funds. Michael assumed portfolio management responsibility for the Connecticut and Massachusetts Funds in 2011.

FUND REORGANIZATIONS

Effective before the opening of business on July 9, 2012, the following Connecticut Funds (the Acquired Funds) were reorganized into the one, larger-state Connecticut Fund included in this report (the Acquiring Fund) as follows:

Acquired Funds	Symbol	Acquiring Fund	Symbol
Nuveen Connecticut Dividend Advantage	NFC	Nuveen Connecticut Premium Income	NTC
Municipal Fund		Municipal Fund
Nuveen Connecticut Dividend Advantage	NGK
Municipal Fund 2
Nuveen Connecticut Dividend Advantage	NGO
Municipal Fund 3

Upon the closing of the reorganizations, the Acquired Funds transferred their assets to the Acquiring Fund in exchange for common and preferred shares of the Acquiring Fund, and the assumption by the Acquiring Fund of the liabilities of the Acquired Funds. The Acquired Funds were then liquidated, dissolved and terminated in accordance with their Declaration of Trust. Shareholders of the Acquired Funds became shareholders of the Acquiring Fund. Holders of common shares received newly issued common shares of the Acquiring Fund, the aggregate net asset value of which was equal to the aggregate net asset value of the common shares of the Acquired Funds held immediately prior to the reorganizations (including for this purpose fractional Acquiring Funds shares to which shareholders would be entitled). Fractional shares were sold on the open market and shareholders received cash in lieu of such fractional shares. Holders of MuniFund Term Preferred (MTP) Shares of the Acquired Funds received on a one-for-one basis newly issued MTP Shares of the Acquiring Fund, in exchange for MTP Shares of the Acquired Funds held immediately prior to the reorganizations.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Investments	5

What key strategies were used to manage these Funds during the six-month reporting period ended November 30, 2012?

During this reporting period, municipal bond prices generally rallied, as strong demand and tight supply combined to create favorable market conditions for municipal bonds. Although the total volume of tax-exempt supply nationwide improved over that of the same six-month period a year earlier, the issuance pattern remained light compared with long-term historical trends. This supply/demand dynamic served as a key driver of performance. Concurrent with rising prices, yields continued to decline across most maturities, especially at the longer end of the municipal yield curve and the curve flattened. During this period, we saw an increased number of borrowers come to market seeking to take advantage of the low rate environment through refunding activity, with approximately 60% of new municipal paper issued by borrowers that were calling existing debt and refinancing at lower rates.

In this environment, we continued to take a bottom-up approach to discovering sectors that appeared undervalued as well as individual credits that had the potential to perform well over the long term. During this period, NTC and the Massachusetts Funds found value in a variety of sectors, closely watching the market to take advantage of attractive opportunities as they became available.

Because the issuance of new municipal supply in the primary market continued to be limited, especially in Connecticut, we looked to the secondary market as an additional source of attractive opportunities. NTC in particular took advantage of opportunities to add to its current positions at attractive prices when retail investors were selling in the secondary market. At times when in-state paper was scarce, the Funds also purchased territorial bonds to keep them as fully invested as possible, including dedicated sales tax bonds issued by the Puerto Rico Sales Tax Financing Corporation (COFINA) and, in NTC, bonds issued by the Puerto Rico Electric Power Authority. These territorial bonds offered higher yields, added diversification and triple exemption (i.e., exemption from federal, state and local taxes). The COFINA bonds were downgraded by Moody’s in July 2012. This downgrade was due mainly to the performance of Puerto Rico’s economy and its impact on the projected growth of sales tax revenues, and not to any sector or structural issues. Each of the Funds held varying amounts of the COFINA bonds purchased at different times, with those purchased prior to and early in this period performing more positively than those purchased during the latter part of this period. Therefore, the impact on performance differed from Fund to Fund. As we continue to emphasize Puerto Rico’s stronger credits, we view these bonds as long-term holdings and note that the commonwealth’s recent enforcement of sales tax collections has improved significantly.

6	Nuveen Investments

During this period, we also took advantage of short term market opportunities created by supply/demand dynamics in the municipal market. While demand for tax-exempt paper remained consistently strong throughout the period, supply fluctuated widely. We found that periods of substantial supply provided good short-term buying opportunities not only because of the increased number of issues available, but also because some investors became more hesitant in their buying as supply grew, causing spreads to widen temporarily. At times when supply was more plentiful, we focused on anticipating cash flows from bond calls and maturing bonds and closely monitored opportunities for reinvestment.

In general during this period, we emphasized bonds with longer maturities. The purchase of longer maturity bonds helped to extend the Funds’ durations, provided additional protection for their duration and yield curve positioning, and enabled us to take advantage of more attractive yields at the longer end of the municipal yield curve. We also purchased lower rated bonds when we found opportunities, as we believed these bonds continued to offer relative value. Our opportunities were somewhat constrained by the structure of bonds typically issued as part of refinancing deals, which tended to be characterized by shorter maturities and higher quality.

Cash for new purchases during this period was generated primarily by the proceeds from an increased number of bond calls resulting from the growth in refinancings. The elevated number of bond calls provided a meaningful source of liquidity, which drove much of our activity during this period as we worked to redeploy these proceeds, as well as those from maturing bonds, to keep the Funds fully invested and support their income streams. NTC and NGX also sold a few pre-refunded bonds as part of our cash flow management program, while NMT and NMB did not engage in any active selling, due to the fact that the bonds in our portfolios generally offered higher yields than those available in the current marketplace.

Our new portfolio additions, from both the primary and secondary municipal markets, focused on longer dated and lower rated bonds when possible. However, given the continual need to invest new assets coming into the portfolio and the types of bonds available for purchase at those times, we periodically moved outside our preferred credit and maturity profile to keep the Fund fully invested.

As of November 30, 2012, all of these Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement.

Nuveen Investments	7

How did the Funds perform during the six-month reporting period ended November 30, 2012?

Individual results for these Nuveen Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Average Annual Total Returns on Common Share Net Asset Value*
For periods ended 11/30/12

Fund	6-Month	1-Year	5-Year	10-Year
Connecticut
NTC	4.91%	13.14%	6.86%	6.15%

S&P Connecticut Municipal Bond Index**	3.10%	7.42%	5.13%	4.76%
S&P Municipal Bond Index**	4.52%	10.94%	6.09%	5.57%
Lipper Other States Municipal Debt Funds Classification Average**	6.85%	16.99%	7.48%	6.73%

Massachusetts
NMT	5.60%	14.64%	7.44%	6.42%
NMB	6.15%	15.93%	7.05%	6.67%
NGX	4.46%	9.40%	5.91%	5.81%

S&P Massachusetts Municipal Bond Index**	4.05%	9.70%	6.22%	5.61%
S&P Municipal Bond Index**	4.52%	10.94%	6.09%	5.57%
Lipper Other States Municipal Debt Funds Classification Average**	6.85%	16.99%	7.48%	6.73%

For the six months ended November 30, 2012, the cumulative returns on common share net asset value (NAV) for all of the Funds exceeded the returns for their respective state’s S&P Municipal Bond Index. NTC, NMT and NMB also outperformed the national S&P Municipal Bond Index, while NGX performed in line with this S&P Index. For the same period, the Funds underperformed the average return for the Lipper Other States Municipal Debt Funds Classification Average. Shareholders should note that the performance of the Lipper Other States classification represents the overall average of returns for funds from ten states with a wide variety of municipal market conditions, making direct comparisons less meaningful.

Key management factors that influenced the Funds’ returns during this period included duration and yield curve positioning, credit exposure, sector allocation and individual security selection. In addition, the use of regulatory leverage was an important positive factor affecting the Funds’ performance. Leverage is discussed in more detail later in this report.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the Performance Overview page for your Fund in this report.

*	Six-month returns are cumulative; all other returns are annualized.

**	For definitions, refer to Glossary of Terms Used in this Report. Indexes and Lipper averages are not available for direct investment.

8	Nuveen Investments

In an environment of declining rates and flattening yield curve, municipal bonds with longer maturities generally outperformed those with shorter maturities during this period. Overall, municipal bonds at the longest end of the municipal yield curve posted the strongest returns, while bonds at the shortest end produced the weakest results. To varying degrees, duration and yield curve positioning was a net positive contributor to the performance of all four of these Funds. In general, the greater a Fund’s exposure to the outperforming longer parts of the curve during this period, the greater the positive impact on the Fund’s return. NMB was the most advantageously positioned in terms of duration and yield curve, with longer durations and better exposure to the segments of the municipal yield curve that performed best. NTC and NMT also benefited from being overweight in the outperforming longer end of the curve. With the shortest effective duration, NGX was not as well positioned for the environment of this period, with an overweight in the shortest end of the curve and underexposure to some of the longer segments that performed well. This was partially offset by an overweighting at the longest end of the yield curve. Overall, NGX’s positioning reflected its status as a formerly insured Fund. Over the last several years, the Fund’s duration had shortened as its holdings matured or were called from its portfolio and the lack of new insured issuance made it very difficult to replace those holdings with longer insured bonds that would maintain or extend NGX’s duration. With the Fund’s investment policy change from insured to non-insured status in May 2012, we began to work to give NGX better access to the longer segments of the yield curve.

Credit exposure was another factor in the Funds’ performance during these six months, as lower quality bonds generally outperformed higher quality bonds. This outperformance was due in part to the greater demand for lower rated bonds as investors looked for investment vehicles offering higher yields. As investors became more comfortable taking on additional investment risk, credit spreads or the difference in yield spreads between U.S. Treasury securities and comparable investments such as municipal bonds, narrowed through a variety of rating categories. As a result of this spread compression, the Funds generally benefited from their holdings of lower rated credits. Among the Massachusetts Funds, NMB was helped by its larger allocation of bonds rated A, BBB and lower, while NGX’s heavy weighting of AA bonds and underexposure to bonds rated BBB and lower detracted from its performance for the period.

During this period, revenue bonds as a whole outperformed the general municipal market. Holdings that generally made positive contributions to the Funds’ returns included health care (together with hospitals), education, water and sewer, and transportation bonds. NTC, NMT and NMB held strong weightings in health care, while all

Nuveen Investments	9

four Funds also had good allocations in the education sector. However, the contribution to the returns of the Massachusetts Funds from their allocations of the top performing sectors was limited by the structure of these holdings, that is, the holdings tended to be older bonds with shorter durations and short calls, which did not perform well during this period. We continued to hold these bonds in our portfolio because their higher yields helped to support the Funds’ income streams. Tobacco credits backed by the 1998 master tobacco settlement agreement also performed extremely well during this period, boosted in part by their longer effective durations. During this period, NTC benefited from small allocations of tobacco credits as these bonds rallied, while the Massachusetts Funds did not hold any tobacco bonds.

Individual security selection also contributed to the Funds’ performance, with the most significant example being NTC’s holding of high yielding bonds issued by the Connecticut Health and Education Facilities Authority for Renbrook School, an independent day school in West Hartford. These bonds were advance refunded during this period and increased in value, providing a boost to NTC’s performance.

In contrast, bonds that had been previously pre-refunded, which are often backed by U.S. Treasury securities, were among the poorest performing market segments during this period. The underperformance of these bonds can be attributed primarily to their shorter effective maturities and higher credit quality. These Funds generally were overweighted in pre-refunded bonds, with NMT and NGX having the largest exposures, which detracted from their performance. The Funds continued to hold these pre-refunded bonds due to the higher yields they provided. General obligation (GO) bonds and housing credits also lagged the performance of the general municipal market for this period. All of these Funds tended to be underweighted in state GOs, which limited the impact of these holdings. In addition, the performance of NTC, which added to its position in public power bonds during this period, was hurt as public power bonds performed poorly for the six months, as did the Fund’s holdings of resource recovery bonds.

10	Nuveen Investments

Fund Leverage and
Other Information

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of all these Funds relative to the comparative indexes was the Funds’ use of leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a fund generally are rising. Leverage made a positive contribution to the performance of these Funds over this reporting period.

THE FUNDS’ REGULATORY LEVERAGE

As of November 30, 2012, each of the Funds has issued and outstanding MTP Shares, as shown in the accompanying table.

			Shares Issued
			at $10 Per Share	Annual	NYSE
Fund	Series		Liquidation Value	Interest Rate	Ticker
Connecticut
NTC	2015		18,300,000	2.65%	NTC PRC
	2016		17,780,000	2.55%	NTC PRD
	2015	*	20,470,000	2.60%	NTC PRE
	2015-1	*	16,950,000	2.60%	NTC PRF
	2015-1	*	32,000,000	2.65%	NTC PRG
Massachusetts
NMT	2015		20,210,000	2.65%	NMT PRC
	2016		16,435,000	2.75%	NMT PRD

NMB	2015		14,725,000	2.60%	NMB PRC

NGX	2015		22,075,000	2.65%	NGX PRC

* MTP Shares issued in connection with reorganization.

Nuveen Investments	11

RISK CONSIDERATIONS

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment and Market Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in common shares represents an indirect investment in the municipal securities owned by the Fund, which generally trade in the over-the-counter markets. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Issuer Credit Risk. This is the risk that a security in a Fund’s portfolio will fail to make dividend or interest payments when due.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

Reinvestment Risk. If market interest rates decline, income earned from a Fund’s portfolio may be reinvested at rates below that of the original bond that generated the income.

Call Risk or Prepayment Risk. Issuers may exercise their option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower-yielding securities.

Inverse Floater Risk. The Funds may invest in inverse floaters. Due to their leveraged nature, these investments can greatly increase a Fund’s exposure to interest rate risk and credit risk. In addition, investments in inverse floaters involve the risk that the Fund could lose more than its original principal investment.

Leverage Risk. Each Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share NAV, market price, distributions and returns. There is no assurance that a Fund’s leveraging strategy will be successful.

12	Nuveen Investments

Common Share Dividend
and Price Information

DIVIDEND INFORMATION

The monthly dividends of NTC, NMT, NMB and NGX remained stable throughout the six-month reporting period ended November 30, 2012.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of November 30, 2012, NTC and NMT had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes, while NMB and NGX had positive UNII balances, based upon our best estimate, for tax purposes and negative UNII balances for financial reporting purposes.

COMMON SHARE REPURCHASES AND PRICE INFORMATION

During November 2012, the Nuveen Funds Board of Directors/Trustees reauthorized the Funds’ open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding common shares. Since the inception of the Funds’ repurchase programs, the Funds have not repurchased any of their outstanding common shares.

As of November 30, 2012, and during the six-month reporting period, the Funds’ common share prices were trading at (-) discounts to their common share NAVs as shown in the accompanying table.

	11/30/12	Six-Month Average
Fund	(-) Discount	(-) Discount
NTC	(-)6.55%	(-)6.90%
NMT	(-)2.32%	(-)1.41%
NMB	(-)2.01%	(-)1.54%
NGX	(-)2.95%	(-)1.82%

Nuveen Investments	13

NTC	Nuveen Connecticut
Performance	Premium Income
OVERVIEW	Municipal Fund
as of November 30, 2012

Fund Snapshot
Common Share Price	$14.70
Common Share Net Asset Value (NAV)	$15.73
Premium/(Discount) to NAV	-6.55%
Market Yield	4.82%
Taxable-Equivalent Yield1	7.12%
Net Assets Applicable to Common Shares ($000)	$231,108

Leverage
Regulatory Leverage	31.34%
Effective Leverage	35.08%

Average Annual Total Returns
(Inception 5/20/93)
	On Share Price	On NAV
6-Month (Cumulative)	6.16%	4.91%
1-Year	10.29%	13.14%
5-Year	7.35%	6.86%
10-Year	4.53%	6.15%

Portfolio Composition4
(as a % of total investments)
Education and Civic Organizations	24.1%
Health Care	21.8%
Tax Obligation/Limited	12.8%
Tax Obligation/General	10.4%
Water and Sewer	8.2%
U.S. Guaranteed	6.5%
Utilities	5.8%
Housing/Single Family	4.7%
Other	5.7%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.3%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	The Fund paid shareholders a capital gains distribution in December 2011 of $0.0420 per share.
4	Holdings are subject to change.

14	Nuveen Investments

NMT	Nuveen Massachusetts
Performance	Premium Income
OVERVIEW	Municipal Fund
as of November 30, 2012

Fund Snapshot
Common Share Price	$15.58
Common Share Net Asset Value (NAV)	$15.95
Premium/(Discount) to NAV	-2.32%
Market Yield	4.54%
Taxable-Equivalent Yield1	6.66%
Net Assets Applicable to Common Shares ($000)	$76,154

Leverage
Regulatory Leverage	32.49%
Effective Leverage	34.49%

Average Annual Total Returns
(Inception 3/18/93)
	On Share Price	On NAV
6-Month (Cumulative)	5.43%	5.60%
1-Year	19.05%	14.64%
5-Year	9.41%	7.44%
10-Year	5.74%	6.42%

Portfolio Composition4
(as a % of total investments)
Education and Civic Organizations	24.0%
Health Care	17.8%
U.S. Guaranteed	13.2%
Tax Obligation/Limited	12.1%
Tax Obligation/General	12.1%
Transportation	5.9%
Water and Sewer	4.1%
Other	10.8%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.8%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	The Fund paid shareholders a capital gains distributions in December 2011 of $0.0511 per share.
4	Holdings are subject to change.

Nuveen Investments	15

NMB	Nuveen Massachusetts
Performance	Dividend Advantage
OVERVIEW	Municipal Fund
as of November 30, 2012

Fund Snapshot
Common Share Price	$15.59
Common Share Net Asset Value (NAV)	$15.91
Premium/(Discount) to NAV	-2.01%
Market Yield	4.39%
Taxable-Equivalent Yield1	6.44%
Net Assets Applicable to Common Shares ($000)	$31,269

Leverage
Regulatory Leverage	32.01%
Effective Leverage	34.04%

Average Annual Total Returns
(Inception 1/30/01)
	On Share Price	On NAV
6-Month (Cumulative)	8.89%	6.15%
1-Year	20.55%	15.93%
5-Year	7.76%	7.05%
10-Year	5.09%	6.67%

Portfolio Composition3
(as a % of total investments)
Education and Civic Organizations	32.2%
Health Care	18.9%
Tax Obligation/Limited	11.2%
Tax Obligation/General	9.8%
U.S. Guaranteed	9.1%
Housing/Multifamily	4.6%
Transportation	4.0%
Other	10.2%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.8%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Holdings are subject to change.

16	Nuveen Investments

NGX	Nuveen Massachusetts
Performance	AMT-Free Municipal
OVERVIEW	Income Fund
as of November 30, 2012

Fund Snapshot
Common Share Price	$14.81
Common Share Net Asset Value (NAV)	$15.26
Premium/(Discount) to NAV	-2.95%
Market Yield	4.01%
Taxable-Equivalent Yield1	5.88%
Net Assets Applicable to Common Shares ($000)	$41,629

Leverage
Regulatory Leverage	34.65%
Effective Leverage	35.00%

Average Annual Total Returns
(Inception 11/21/02)
	On Share Price	On NAV
6-Month (Cumulative)	-1.80%	4.46%
1-Year	13.62%	9.40%
5-Year	6.29%	5.91%
10-Year	4.81%	5.81%

Portfolio Composition3
(as a % of total investments)
Education and Civic Organizations	20.8%
Tax Obligation/Limited	13.3%
U.S. Guaranteed	12.9%
Water and Sewer	11.3%
Health Care	10.9%
Tax Obligation/General	8.4%
Housing/Multifamily	7.3%
Utilities	5.6%
Other	9.5%

Refer to the Glossary of Terms used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.8%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Holdings are subject to change.

Nuveen Investments	17

NTC	Shareholder Meeting Report
NMT
The annual meeting of shareholders was held in the offices of Nuveen Investments on November 14, 2012; at this meeting the shareholders were asked to vote on the election of Board Members, approve the elimination of the Fund’s fundamental investment policy and approve a new fundamental investment policy.

	NTC		NMT
	Common and		Common and
	Preferred	Preferred	Preferred	Preferred
	shares voting	shares voting	shares voting	shares voting
	together	together	together	together
	as a class	as a class	as a class	as a class
Approval of the Board Members was reached as follows:
Robert P. Bremner
For	5,387,888	—	7,256,135	—
Withhold	99,987	—	484,711	—
Total	5,487,875	—	7,740,846	—
Jack B. Evans
For	5,390,415	—	7,268,054	—
Withhold	97,460	—	472,792	—
Total	5,487,875	—	7,740,846	—
William C. Hunter
For	—	1,821,101	—	2,890,256
Withhold	—	11,426	—	389,399
Total	—	1,832,527	—	3,279,655
William J. Schneider
For	—	1,823,101	—	2,890,256
Withhold	—	9,426	—	389,399
Total	—	1,832,527	—	3,279,655
To approve the elimination of the Fund’s fundamental investment policy.
For	—	—	1,711,427	595,070
Against	—	—	190,969	73,500
Abstain	—	—	132,009	85,850
Broker Non-Votes	—	—	5,706,441	2,525,235
Total	—	—	7,740,846	3,279,655
To approve a new fundamental investment policy.
For	—	—	1,694,628	595,070
Against	—	—	203,795	73,500
Abstain	—	—	135,982	85,850
Broker Non-Votes	—	—	5,706,441	2,525,235
Total	—	—	7,740,846	3,279,655

18	Nuveen Investments

NMB
NGX

	NMB		NGX
	Common and		Common and
	Preferred	Preferred	Preferred	Preferred
	shares voting	shares voting	shares voting	shares voting
	together	together	together	together
	as a class	as a class	as a class	as a class
Approval of the Board Members was reached as follows:
Robert P. Bremner
For	781,162	—	828,531	—
Withhold	30,616	—	45,441	—
Total	811,778	—	873,972	—
Jack B. Evans
For	782,462	—	830,801	—
Withhold	29,316	—	43,171	—
Total	811,778	—	873,972	—
William C. Hunter
For	—	267,815	—	308,826
Withhold	—	—	—	12,500
Total	—	267,815	—	321,326
William J. Schneider
For	—	267,815	—	308,826
Withhold	—	—	—	12,500
Total	—	267,815	—	321,326
To approve the elimination of the Fund’s fundamental investment policy.
For	—	—	—	—
Against	—	—	—	—
Abstain	—	—	—	—
Broker Non-Votes	—	—	—	—
Total	—	—	—	—
To approve a new fundamental investment policy.
For	—	—	—	—
Against	—	—	—	—
Abstain	—	—	—	—
Broker Non-Votes	—	—	—	—
Total	—	—	—	—

Nuveen Investments	19

Nuveen Connecticut Premium Income Municipal Fund
NTC	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.7% (1.1% of Total Investments)
$3,870	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	2/13 at 100.00	BBB+	$3,874,373
	Education and Civic Organizations – 36.0% (24.1% of Total Investments)
1,150	Connecticut Health and Education Facilities Authority, Revenue Bonds, Connecticut College, Series 2011H, 5.000%, 7/01/41	7/21 at 100.00	A2	1,332,839
1,300	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School, Series 2006B, 5.000%, 7/01/36 – RAAI Insured	7/16 at 100.00	N/R	1,342,991
840	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured	7/17 at 100.00	N/R	891,836
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College, Series 2007G, 4.500%, 7/01/37 – NPFG Insured	7/17 at 100.00	A2	1,063,140
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2010-O:
800	5.000%, 7/01/35	7/20 at 100.00	A–	906,368
2,000	5.000%, 7/01/40	7/20 at 100.00	A–	2,260,120
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School, Series 2005F:
440	5.250%, 7/01/18 – AMBAC Insured	No Opt. Call	A2	532,686
1,510	5.250%, 7/01/19 – AMBAC Insured	No Opt. Call	A2	1,870,769
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2006H, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	A–	2,210,980
4,405	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007-I, 5.000%, 7/01/25 – NPFG Insured	7/17 at 100.00	A–	5,084,075
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G:
250	5.125%, 7/01/26	7/21 at 100.00	BBB	283,065
3,260	5.625%, 7/01/41	7/21 at 100.00	BBB	3,745,055
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2012H:
1,500	5.000%, 7/01/26 – AGM Insured	7/22 at 100.00	AA–	1,762,635
1,000	5.000%, 7/01/28 – AGM Insured	7/22 at 100.00	AA–	1,164,160
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Loomis Chaffee School Issue, Series 2011-I:
560	5.000%, 7/01/23 – AGM Insured	7/21 at 100.00	Aa3	675,735
225	5.000%, 7/01/24 – AGM Insured	7/21 at 100.00	Aa3	268,697
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2004H:
350	5.000%, 7/01/17 – NPFG Insured	7/14 at 100.00	A+	374,388
1,375	5.000%, 7/01/21 – NPFG Insured	7/14 at 100.00	A+	1,462,216
2,700	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford, Series 2006G, 5.250%, 7/01/36 – RAAI Insured	7/16 at 100.00	BBB–	2,797,929
4,125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University, Series 2010G, 5.000%, 7/01/35	7/20 at 100.00	AA	4,813,339
2,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2003X-1, 5.000%, 7/01/42	7/13 at 100.00	AAA	2,568,850
17,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2003X-1, 5.000%, 7/01/42 (UB) (4)	7/17 at 100.00	AAA	19,632,112
9,950	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2009, Trust 3363, 5.000%, 7/01/42 (UB)	7/16 at 100.00	AAA	11,124,299
1,000	University of Connecticut, General Obligation Bonds, Series 2004A, 5.000%, 1/15/18 – NPFG Insured	1/14 at 100.00	AA	1,052,420
1,220	University of Connecticut, General Obligation Bonds, Series 2005A, 5.000%, 2/15/17 – AGM Insured	2/15 at 100.00	AA	1,343,232

20	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	University of Connecticut, General Obligation Bonds, Series 2006A:
$1,300	5.000%, 2/15/19 – FGIC Insured	2/16 at 100.00	AA	$1,485,328
2,150	5.000%, 2/15/23 – FGIC Insured	2/16 at 100.00	AA	2,443,217
2,600	University of Connecticut, General Obligation Bonds, Series 2010A, 5.000%, 2/15/28	2/20 at 100.00	AA	3,184,636
515	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	Aa2	625,555
3,805	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2012A, 5.000%, 11/15/29 (WI/DD, Settling 12/13/12)	No Opt. Call	Aa2	4,801,644
72,830	Total Education and Civic Organizations			83,104,316
	Health Care – 32.4% (21.8% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series 2002B:
920	5.500%, 7/01/21 – RAAI Insured	7/13 at 100.50	N/R	930,175
3,000	5.500%, 7/01/32 – RAAI Insured	7/14 at 100.00	N/R	3,032,340
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2000A:
20	6.125%, 7/01/20 – RAAI Insured	2/13 at 100.00	N/R	20,045
1,710	6.000%, 7/01/25 – RAAI Insured	2/13 at 100.00	N/R	1,712,890
840	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2005, 5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	859,169
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital, Series 2005B:
890	5.000%, 7/01/15 – RAAI Insured	No Opt. Call	N/R	955,549
2,400	5.000%, 7/01/20 – RAAI Insured	7/15 at 100.00	N/R	2,508,768
1,050	5.000%, 7/01/23 – RAAI Insured	7/15 at 100.00	N/R	1,084,125
6,425	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	A	7,126,674
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special Care, Series 2007C:
1,065	5.250%, 7/01/32 – RAAI Insured	7/17 at 100.00	BBB–	1,114,554
300	5.250%, 7/01/37 – RAAI Insured	7/17 at 100.00	BBB–	312,306
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial Hospitals, Series 2011F, 5.000%, 7/01/36	7/21 at 100.00	A+	2,259,540
6,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2006, 5.000%, 7/01/32 – AGM Insured	7/16 at 100.00	Aa3	6,387,060
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2011N:
1,105	5.000%, 7/01/25	7/21 at 100.00	A2	1,272,065
400	5.000%, 7/01/26	7/21 at 100.00	A2	458,844
500	5.000%, 7/01/27	7/21 at 100.00	A2	572,945
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, St. Francis Hospital and Medical Center, Series 2002D, 5.000%, 7/01/22 – RAAI Insured	7/13 at 100.00	N/R	1,004,780
1,275	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2010-I, 5.000%, 7/01/30	7/20 at 10.00	A	1,438,991
7,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2012-J, 5.000%, 7/01/42	7/22 at 100.00	A	7,839,580
3,440	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011M, 5.375%, 7/01/41	7/21 at 100.00	A	4,016,028
4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011N, 5.000%, 7/01/29	7/21 at 100.00	A	4,535,120
775	Connecticut Health and Educational Facilities Authority, Revenue Bonds, William W. Backus Hospital, Series 2005F, 5.125%, 7/01/35 – AGM Insured	7/18 at 100.00	AA–	859,731

Nuveen Investments	21

Nuveen Connecticut Premium Income Municipal Fund (continued)
NTC	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$5,760	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	Aa3	$6,342,394
1,225	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2010M, 5.500%, 7/01/40	7/20 at 100.00	Aa3	1,444,569
4,540	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Series 2010A, 5.000%, 11/15/40	11/19 at 100.00	AA+	5,291,007
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Catholic Health East Series 2010, 4.750%, 11/15/29	11/20 at 100.00	A+	1,136,860
200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Danbury Hospital, Series 2006H, 4.500%, 7/01/33 – AMBAC Insured	1/16 at 100.00	A	203,714
8,600	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.500%, 8/15/40	2/21 at 100.00	Aa2	10,212,070
67,440	Total Health Care			74,931,893
	Housing/Multifamily – 1.3% (0.9% of Total Investments)
2,880	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds, Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)	11/15 at 100.00	AAA	2,997,878
	Housing/Single Family – 7.0% (4.7% of Total Investments)
4,475	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5, 5.050%, 11/15/34	5/13 at 100.00	AAA	4,517,871
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
945	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	981,959
1,015	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	1,048,678
3,900	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D, 4.650%, 11/15/27	5/16 at 100.00	AAA	4,133,571
	Connecticut Housing Finance Authority, Single Family Housing Mortgage Finance Program Bonds, Series 2010-A2:
3,500	4.500%, 11/15/30	11/19 at 100.00	AAA	3,876,110
1,500	4.750%, 11/15/35	11/19 at 100.00	AAA	1,638,120
15,335	Total Housing/Single Family			16,196,309
	Long-Term Care – 4.4% (3.0% of Total Investments)
1,120	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park Baptist Home Inc., Series 2003, 5.750%, 12/01/23	12/13 at 100.00	BBB	1,133,171
350	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Connecticut Baptist Homes Inc., Series 1999, 5.500%, 9/01/15 – RAAI Insured	3/13 at 100.00	BBB–	350,861
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Village for Families and Children Inc., Series 2002A:
430	5.000%, 7/01/18 – AMBAC Insured	7/13 at 100.00	N/R	435,087
450	5.000%, 7/01/19 – AMBAC Insured	7/13 at 100.00	N/R	455,229
475	5.000%, 7/01/20 – AMBAC Insured	7/13 at 100.00	N/R	480,287
285	5.000%, 7/01/23 – AMBAC Insured	1/13 at 101.00	N/R	287,317
1,295	5.000%, 7/01/32 – AMBAC Insured	7/13 at 100.00	N/R	1,301,669
	Connecticut Housing Finance Authority, Special Needs Housing Mortgage Finance Program Special Obligation Bonds, Series 2002SNH-1:
1,000	5.000%, 6/15/22 – AMBAC Insured	6/13 at 100.00	N/R	1,027,850
1,500	5.000%, 6/15/32 – AMBAC Insured	6/13 at 100.00	N/R	1,544,115
1,565	Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Refunding Series 2010-16, 5.000%, 6/15/30	6/20 at 100.00	AA	1,802,191
1,025	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource Center of Connecticut, Inc., Series 2007, 5.500%, 8/15/27	8/17 at 100.00	N/R	1,088,970
420	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A, 7.625%, 1/01/30	1/20 at 100.00	N/R	474,919
9,915	Total Long-Term Care			10,381,666

22	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 15.5% (10.4% of Total Investments)
	Connecticut State, General Obligation Bonds, Refunding Series 2012E:
$1,000	5.000%, 9/15/30	9/22 at 100.00	AA	$1,242,920
2,290	5.000%, 9/15/32	9/22 at 100.00	AA	2,816,837
4,500	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	5,161,950
1,800	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – AGM Insured	6/16 at 100.00	AA	2,066,202
2,000	Connecticut State, General Obligation Bonds, Series 2006E, 5.000%, 12/15/20	12/16 at 10.00	AA	2,341,240
1,000	Connecticut State, General Obligation Bonds, Series 2011D, 5.000%, 11/01/31	11/21 at 100.00	AA	1,224,270
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
775	5.000%, 8/01/20 – AGM Insured	8/15 at 100.00	AA–	863,544
1,320	5.000%, 8/01/21 – AGM Insured	8/15 at 100.00	AA–	1,468,579
905	4.375%, 8/01/24 – AGM Insured	8/15 at 100.00	AA–	984,142
1,740	Hartford, Connecticut, General Obligation Bonds, Series 2009A, 5.000%, 8/15/28 – AGC Insured	8/19 at 100.00	AA–	2,041,664
2,150	New Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 11/01/17 – AMBAC Insured	11/16 at 100.00	A1	2,450,441
900	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	1,210,941
3,890	Oregon State, General Obligation Bonds, Oregon University System Projects, Series 2011G, 5.000%, 8/01/36	8/21 at 100.00	AA+	4,716,236
1,860	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 – NPFG Insured	No Opt. Call	Baa1	2,083,553
1,420	Regional School District 16, Connecticut, General Obligation Bonds, Series 2003, 5.000%, 3/15/16 – AMBAC Insured	3/13 at 101.00	A1	1,453,555
	Suffield, Connecticut, General Obligation Bonds, Series 2005:
800	5.000%, 6/15/17	No Opt. Call	AA+	955,448
795	5.000%, 6/15/19	No Opt. Call	AA+	1,001,151
1,400	5.000%, 6/15/21	No Opt. Call	AA+	1,820,910
30,545	Total Tax Obligation/General			35,903,583
	Tax Obligation/Limited – 19.1% (12.8% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue Bonds, Series 2006F:
2,525	5.000%, 7/01/31 – AGC Insured	7/16 at 100.00	AA–	2,728,010
2,930	5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AA–	3,148,930
	Connecticut, Certificates of Participation, Juvenile Training School, Series 2001:
600	5.000%, 12/15/20	12/13 at 100.00	AA–	613,464
1,000	5.000%, 12/15/30	12/13 at 100.00	AA–	1,022,540
5,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds, Series 2007A, 5.000%, 8/01/27 – AMBAC Insured	8/17 at 100.00	AA	5,782,550
3,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39	4/20 at 100.00	N/R	3,468,120
2,100	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	Baa1	2,317,875
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A:
2,640	0.000%, 7/01/32 – FGIC Insured	No Opt. Call	BBB+	881,602
4,735	0.000%, 7/01/33 – FGIC Insured	No Opt. Call	BBB+	1,470,738
2,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	2/13 at 100.00	AA–	2,008,100
4,350	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AA–	4,701,045
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A:
1,525	0.000%, 8/01/33	No Opt. Call	A+	519,659
5,000	5.500%, 8/01/37	2/20 at 100.00	A+	5,477,850
3,625	5.375%, 8/01/39	2/20 at 100.00	A+	3,936,351
1,725	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011A, 7.000%, 4/01/41	4/21 at 100.00	N/R	1,869,607
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.250%, 10/01/19 – AGM Insured	10/14 at 100.00	AA–	1,064,820

Nuveen Investments	23

Nuveen Connecticut Premium Income Municipal Fund (continued)
NTC	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,760	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB+	$3,068,430
46,515	Total Tax Obligation/Limited			44,079,691
	Transportation – 1.1% (0.7% of Total Investments)
2,365	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002, 5.375%, 12/01/15 – AMBAC Insured	No Opt. Call	N/R	2,532,868
	U.S. Guaranteed – 9.6% (6.5% of Total Investments) (5)
500	Bridgeport, Connecticut, General Obligation Bonds, Series 2003A, 5.250%, 9/15/23 (Pre-refunded 9/15/13) – AGM Insured	9/13 at 100.00	AA– (5)	519,910
925	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School, Series 2003B, 5.000%, 7/01/33 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	BBB (5)	950,687
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School, Series 2007A:
465	5.000%, 7/01/30 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	N/R (5)	554,043
735	5.000%, 7/01/37 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	N/R (5)	875,745
1,670	Connecticut State, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 (Pre-refunded 4/01/14) – FGIC Insured	4/14 at 100.00	AA (5)	1,774,575
1,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B, 5.000%, 1/01/23 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AA (5)	1,050,640
4,340	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16 (Pre-refunded 10/01/13)	10/13 at 100.00	AAA	4,513,383
40	New Haven, Connecticut, General Obligation Bonds, Series 2002A, 5.250%, 11/01/17 – AMBAC Insured (ETM)	2/13 at 100.00	A1 (5)	40,172
1,010	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured (ETM)	No Opt. Call	Aaa	1,270,509
2,545	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth Series 2003A, 5.000%, 8/01/33 (Pre-refunded 8/01/13) – NPFG Insured	8/13 at 100.00	Aa3 (5)	2,626,186
	University of Connecticut, Special Obligation Student Fee Revenue Bonds, Refunding Series 2002A:
1,000	5.250%, 11/15/19 (Pre-refunded 1/16/13) – FGIC Insured	1/13 at 101.00	Aa2 (5)	1,016,410
1,000	5.250%, 11/15/22 (Pre-refunded 1/16/13) – FGIC Insured	1/13 at 101.00	Aa2 (5)	1,016,410
2,200	University of Connecticut, General Obligation Bonds, Series 2003A, 5.125%, 2/15/21 (Pre-refunded 2/15/13) – NPFG Insured	2/13 at 100.00	AA (5)	2,222,616
	West Hartford, Connecticut, General Obligation Bonds, Series 2005B:
500	5.000%, 10/01/17 (Pre-refunded 10/01/15)	10/15 at 100.00	AAA	563,280
2,810	5.000%, 10/01/18 (Pre-refunded 10/01/15)	10/15 at 100.00	AAA	3,165,634
20,740	Total U.S. Guaranteed			22,160,200
	Utilities – 8.6% (5.8% of Total Investments)
1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)	12/13 at 100.00	Ba1	1,011,020
4,750	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)	6/13 at 101.00	Ba1	4,802,345
	Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue Bonds, Series 2012A:
655	5.000%, 1/01/31	1/22 at 100.00	Aa3	787,644
500	5.000%, 1/01/32	1/22 at 100.00	Aa3	599,905
2,830	5.000%, 1/01/42	1/22 at 100.00	Aa3	3,312,741
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
465	5.500%, 1/01/14 (Alternative Minimum Tax)	1/13 at 100.00	BBB	466,772
250	5.500%, 1/01/15 (Alternative Minimum Tax)	1/13 at 100.00	BBB	250,868
2,105	5.500%, 1/01/20 (Alternative Minimum Tax)	1/13 at 100.00	BBB	2,113,399
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
1,290	5.050%, 7/01/42	7/22 at 100.00	BBB+	1,324,972
480	5.000%, 7/01/42	7/22 at 100.00	BBB+	491,179

24	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX:
$3,900	5.750%, 7/01/36	7/20 at 100.00	BBB+	$4,188,171
530	5.250%, 7/01/40	7/20 at 100.00	BBB+	548,910
18,755	Total Utilities			19,897,926
	Water and Sewer – 12.3% (8.2% of Total Investments)
1,375	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company Project, Series 2007, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)	9/17 at 100.00	N/R	1,478,276
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A:
4,160	5.000%, 11/15/30 – NPFG Insured	11/15 at 100.00	A1	4,577,830
4,330	5.000%, 8/15/35 – NPFG Insured	11/15 at 100.00	A1	4,771,530
500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005, 6.000%, 7/01/25	7/15 at 100.00	Ba2	523,315
2,050	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	Ba2	2,185,895
3,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa2	3,181,200
4,550	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth Series 2003A, 5.000%, 8/01/20 – NPFG Insured	8/13 at 100.00	Aa3	4,688,093
1,840	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth Series, 2007A, 5.000%, 8/01/30 – NPFG Insured	8/16 at 100.00	Aa3	2,042,382
2,870	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth-Sixth Series, 2011, 5.000%, 8/01/41	8/21 at 100.00	Aa3	3,375,866
1,450	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2003A, 5.000%, 11/15/32	11/13 at 100.00	AA+	1,509,015
26,125	Total Water and Sewer			28,333,402
$317,315	Total Investments (cost $317,830,082) – 149.0%			344,394,105
	Floating Rate Obligations – (8.4)%			(19,370,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (45.6)% (6)			(105,500,000)
	Other Assets Less Liabilities – 5.0%			11,583,425
	Net Assets Applicable to Common Shares – 100%			$231,107,530

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.6%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	25

Nuveen Massachusetts Premium Income Municipal Fund
NMT	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 1.5% (1.0% of Total Investments)
$1,425	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)	3/13 at 102.00	Caa3	$1,140,271
	Education and Civic Organizations – 35.5% (24.0% of Total Investments)
1,000	Massachusetts Development Finance Agency Revenue Bonds, Lesley University Issue Series B-1 and B-2, 5.250%, 7/01/33 – AGM Insured	7/21 at 100.00	AA–	1,180,370
375	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2009V-1, 5.000%, 10/01/29	10/19 at 100.00	A	432,926
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	BBB+	1,083,270
455	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2012A, 5.250%, 7/01/42	7/22 at 100.00	BBB–	508,353
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	AA	1,163,120
2,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.250%, 4/01/37	4/21 at 100.00	AA–	2,324,040
1,045	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2007, 5.000%, 9/01/37 – NPFG Insured	9/17 at 100.00	A+	1,162,040
700	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2012, 5.000%, 9/01/50	9/22 at 100.00	A+	802,599
705	Massachusetts Development Finance Authority, Revenue Bonds, Curry College, Series 2000A, 6.000%, 3/01/20 – ACA Insured	3/13 at 100.00	BBB	706,868
1,745	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 – AGC Insured	7/15 at 100.00	AA–	1,897,705
1,500	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	A	2,121,450
4,850	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2008A, 5.000%, 1/01/42 – AGC Insured	1/18 at 100.00	AA–	5,262,587
1,090	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University, Series 1999P, 6.000%, 5/15/29	No Opt. Call	A2	1,453,482
1,000	Massachusetts Educational Financing Authority, Educational Loan Revenue, Series 2011J, 5.625%, 7/01/33 (Alternative Minimum Tax)	7/21 at 100.00	AA	1,098,390
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College, Series 2003N, 5.250%, 6/01/18	6/13 at 100.00	AA–	2,049,120
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College, Series 2010, 5.500%, 10/15/31	10/19 at 100.00	Baa1	1,123,500
250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Tufts University, Series 2008O, 5.375%, 8/15/38	8/18 at 100.00	Aa2	306,408
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wellesley College, Series 2003H, 5.000%, 7/01/26	7/13 at 100.00	AA+	511,775
525	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wheaton College Issues, Series 2010F, 5.000%, 1/01/41	1/20 at 100.00	A2	594,972
555	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College, Series 2003H, 5.000%, 7/01/21	7/13 at 100.00	AA+	570,063
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Worcester State College, Series 2002, 5.000%, 11/01/32 – AMBAC Insured	1/13 at 100.00	A	500,750
210	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Fin Authority, Higher Ed Rev and Rev Refunding Bonds, University of the Sacred Heart Project, Series 2012, 4.375%, 10/01/31 (WI/DD, Settling 12/18/12)	No Opt. Call	Baa2	210,105
24,005	Total Education and Civic Organizations			27,063,893

26	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care – 26.4% (17.8% of Total Investments)
	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Health Systems, Series 2012G:
$895	5.000%, 10/01/29	10/21 at 100.00	A3	$1,030,002
700	5.000%, 10/01/31	10/21 at 100.00	A3	800,051
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series 2011K-6, 5.375%, 7/01/41	7/20 at 100.00	AA	1,163,360
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care Inc., Series 2001C, 5.250%, 11/15/31 – RAAI Insured	5/13 at 100.50	BBB+	1,006,020
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B1 Capital Asset Program Converted June 13,2008:
2,300	5.375%, 2/01/26 – NPFG Insured	8/18 at 100.00	A–	2,687,573
770	5.375%, 2/01/28 – NPFG Insured	8/18 at 100.00	A–	891,560
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B2, Capital Asset Program, Converted June 9, 2009, 5.375%, 2/01/27 – NPFG Insured	8/18 at 100.00	A–	1,737,585
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital, Series 2009M, 5.500%, 12/01/39	12/19 at 100.00	AA	1,164,050
935	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E, 5.000%, 8/15/35 – RAAI Insured	8/15 at 100.00	N/R	939,628
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured	8/15 at 100.00	A+	1,097,680
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical Center, Series 2007D, 5.250%, 8/15/28	8/17 at 100.00	A+	2,206,760
585	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E, 5.000%, 7/15/32	7/17 at 100.00	BBB–	601,117
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BB–	1,016,120
1,445	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	A–	1,502,641
2,000	Massachusetts State, Health and Educational Facilities Authority, Partners HealthCare System Inc., Series 2007G, 5.000%, 7/01/32	7/17 at 100.00	AA	2,252,300
18,130	Total Health Care			20,096,447
	Housing/Multifamily – 3.8% (2.6% of Total Investments)
1,295	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor Project, Series 2007, 4.800%, 7/20/48	7/17 at 100.00	BB	1,362,767
500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23 (Alternative Minimum Tax)	6/13 at 100.00	AA–	503,945
1,000	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds, Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22	5/13 at 102.00	N/R	1,032,170
2,795	Total Housing/Multifamily			2,898,882
	Housing/Single Family – 3.8% (2.6% of Total Investments)
1,500	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2006-126, 4.625%, 6/01/32 (Alternative Minimum Tax)	6/16 at 100.00	AA	1,554,420
985	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2008, Trust 3145, 14.414%, 6/01/16 (IF)	No Opt. Call	AA	1,314,995
2,485	Total Housing/Single Family			2,869,415
	Industrials – 0.8% (0.5% of Total Investments)
170	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	169,533
400	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003, 5.450%, 6/01/14	No Opt. Call	BBB	427,884
570	Total Industrials			597,417

Nuveen Investments	27

Nuveen Massachusetts Premium Income Municipal Fund (continued)
NMT	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care – 4.8% (3.2% of Total Investments)
$1,270	Boston, Massachusetts, FHA-Insured Mortgage Revenue Bonds, Deutsches Altenheim Inc., Series 1998A, 6.125%, 10/01/31	4/13 at 101.00	AAA	$1,285,939
185	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series 2010, 5.625%, 12/01/30	12/19 at 100.00	A–	208,800
1,685	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007, 5.250%, 10/01/26	4/13 at 102.00	N/R	1,719,340
400	Massachusetts Industrial Finance Agency, First Mortgage Revenue Bonds, Berkshire Retirement Community, Series 1994B, 4.750%, 7/01/17	2/13 at 100.00	BBB	400,480
3,540	Total Long-Term Care			3,614,559
	Tax Obligation/General – 17.8% (12.1% of Total Investments)
500	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 – AMBAC Insured	5/15 at 100.00	Aa2	556,220
300	Boston, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 1/01/17	1/15 at 100.00	Aaa	328,737
635	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 – AGM Insured	2/13 at 101.00	AA–	646,176
1,000	Hampden-Wilbraham Regional School District, Hampden County, Massachusetts, General Obligation Bonds, Series 2011, 5.000%, 2/15/41	2/21 at 100.00	Aa3	1,158,310
1,250	Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2011, 5.000%, 2/15/32	2/20 at 100.00	AA	1,469,788
1,205	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21	No Opt. Call	AA+	1,613,314
1,275	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 6.000%, 11/01/13 - NPFG Insured	No Opt. Call	AA+	1,342,473
1,260	Norwell, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/15/20 – FGIC Insured	No Opt. Call	AAA	1,623,926
1,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	Baa1	1,104,200
2,000	Quincy, Massachusetts, General Obligation Bonds, Series 2011, 5.250%, 12/01/38	12/20 at 100.00	Aa2	2,375,140
1,220	Worcester, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 7/01/19 – FGIC Insured	7/15 at 100.00	Aa3	1,350,552
11,645	Total Tax Obligation/General			13,568,836
	Tax Obligation/Limited – 17.9% (12.1% of Total Investments)
210	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 - AMBAC Insured	5/14 at 100.00	A–	221,743
975	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2006C, 5.000%, 7/01/26	7/18 at 100.00	AAA	1,176,640
385	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Refunding Bonds, Series 2004C, 5.250%, 7/01/21	No Opt. Call	AAA	507,619
1,200	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33 – AGC Insured	5/18 at 100.00	Aa2	1,391,028
1,000	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B, 5.375%, 5/01/23 – SYNCORA GTY Insured	No Opt. Call	Aa2	1,310,720
570	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2012B, 5.000%, 5/01/37	5/22 at 100.00	AA	681,788
1,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2011B, 5.000%, 10/15/41	10/21 at 100.00	AA+	1,198,290
1,300	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/20 – AGM Insured (UB)	8/15 at 100.00	AA+	1,461,213
540	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 – FGIC Insured	No Opt. Call	A1	657,477
240	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/43 – AMBAC Insured	No Opt. Call	BBB+	36,751
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	1,135,730
1,650	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	No Opt. Call	A+	399,234

28	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$3,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2011A-1, 5.000%, 8/01/43	8/21 at 100.00	A+	$3,189,540
235	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A3	269,580
13,305	Total Tax Obligation/Limited			13,637,353
	Transportation – 8.7% (5.9% of Total Investments)
500	Massachusetts Port Authority, Airport System Revenue Bonds, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	AA	617,485
350	Massachusetts Port Authority, Revenue Bonds, Series 2012A, 5.000%, 7/01/42 (Alternative Minimum Tax)	7/22 at 100.00	AA	401,804
1,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/17 at 100.00	A2	1,058,020
725	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/13 at 100.00	N/R	725,935
3,285	Massachusetts Port Authority, Special Facilities Revenue Bonds, US Airways Group Inc., Series 1996A, 5.750%, 9/01/16 – NPFG Insured (Alternative Minimum Tax)	3/13 at 100.00	BBB	3,293,377
470	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking Revenue Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A+	534,009
6,330	Total Transportation			6,630,630
	U.S. Guaranteed – 19.5% (13.2% of Total Investments) (4)
2,000	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Series 2004A, 5.000%, 11/01/25 (Pre-refunded 11/01/14)	11/14 at 100.00	AA+ (4)	2,178,480
650	Boston, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 1/01/17 (Pre-refunded 1/01/15)	1/15 at 100.00	N/R (4)	712,550
365	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 (Pre-refunded 2/01/13) – AGM Insured	2/13 at 101.00	AA– (4)	371,625
1,115	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 (Pre-refunded 3/01/17)	3/17 at 100.00	N/R (4)	1,269,249
25	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2006C, 5.000%, 7/01/26 (Pre-refunded 7/01/18)	7/18 at 100.00	AAA	30,964
550	Massachusetts College Building Authority, Project Revenue Bonds, Series 2004A, 5.000%, 5/01/19 (Pre-refunded 5/01/14) – NPFG Insured	5/14 at 100.00	Aa2 (4)	585,921
325	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31 (Pre-refunded 5/01/16) – AMBAC Insured	5/16 at 100.00	Aa2 (4)	373,984
1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A, 5.625%, 1/01/16 (Pre-refunded 1/01/13) – NPFG Insured	1/13 at 100.00	BBB (4)	1,004,560
1,000	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2003C, 5.750%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 101.00	A (4)	1,042,140
750	Massachusetts Development Finance Authority, Revenue Bonds, Milton Academy, Series 2003A, 5.000%, 9/01/19 (Pre-refunded 9/01/13)	9/13 at 100.00	AA– (4)	776,415
410	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – NPFG Insured	7/21 at 100.00	BBB (4)	509,146
155	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13 (ETM)	1/13 at 100.00	AAA	165,484
2,000	Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%, 7/01/33 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	AA (4)	2,055,540
1,500	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/25 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	1,578,330
750	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2005-11, 4.500%, 8/01/29 (Pre-refunded 8/01/15)	8/15 at 100.00	AAA	831,353
1,065	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured (ETM)	No Opt. Call	A3 (4)	1,384,702
13,660	Total U.S. Guaranteed			14,870,443

Nuveen Investments	29

Nuveen Massachusetts Premium Income Municipal Fund (continued)
NMT	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities – 1.3% (0.9% of Total Investments)
$185	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA–	$213,494
750	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.875%, 11/01/42	11/17 at 100.00	BB+	767,910
935	Total Utilities			981,404
	Water and Sewer – 6.1% (4.1% of Total Investments)
500	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Lien Refunding Series 2010A, 5.000%, 11/01/30	11/19 at 100.00	AA	607,455
60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9, 5.000%, 8/01/22	8/13 at 100.00	AAA	61,858
285	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2004-10, 5.000%, 8/01/26	8/14 at 100.00	AAA	305,084
1,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006-12, 4.375%, 8/01/31 (UB)	8/16 at 100.00	AAA	1,077,160
200	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Series 2002A, 5.250%, 8/01/20	2/13 at 100.00	AAA	200,836
1,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.000%, 8/01/28 – NPFG Insured	8/17 at 100.00	AA+	1,751,070
625	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 4.000%, 8/01/46	8/16 at 100.00	AA+	651,319
4,170	Total Water and Sewer			4,654,782
$102,995	Total Investments (cost $103,244,220) – 147.9%			112,624,332
	Floating Rate Obligations – (1.9)%			(1,435,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (48.1)% (5)			(36,645,000)
	Other Assets Less Liabilities – 2.1%			1,610,028
	Net Assets Applicable to Common Shares – 100%			$76,154,360

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.5%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

30	Nuveen Investments

Nuveen Massachusetts Dividend Advantage Municipal Fund
NMB	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 1.2% (0.8% of Total Investments)
$480	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)	3/13 at 102.00	Caa3	$384,091
	Education and Civic Organizations – 47.6% (32.2% of Total Investments)
500	Massachusetts Development Finance Agency Revenue Bonds, Lesley University Issue Series B-1 and B-2, 5.250%, 7/01/33 – AGM Insured	7/21 at 100.00	AA–	590,185
375	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2009V-1, 5.000%, 10/01/29	10/19 at 100.00	A	432,926
110	Massachusetts Development Finance Agency, Revenue Bonds, Draper Laboratory, Series 2008, 5.875%, 9/01/30	9/18 at 100.00	Aa3	132,685
400	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	BBB+	433,308
300	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2012A, 5.250%, 7/01/42	7/22 at 100.00	BBB–	335,178
1,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.250%, 4/01/37	4/21 at 100.00	AA–	1,162,020
450	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2007, 5.000%, 9/01/37 – NPFG Insured	9/17 at 100.00	A+	500,400
200	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2012, 5.000%, 9/01/50	9/22 at 100.00	A+	229,314
495	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 – AGC Insured	7/15 at 100.00	AA–	538,317
500	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	A	707,150
2,100	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2008A, 5.000%, 1/01/42 – AGC Insured	1/18 at 100.00	AA–	2,278,644
1,000	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University, Series 1999P, 6.000%, 5/15/59	5/29 at 105.00	A2	1,319,520
990	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2001E, 5.300%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	1/13 at 100.00	AA	992,574
540	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2008H, 6.350%, 1/01/30 – AGC Insured (Alternative Minimum Tax)	1/18 at 100.00	AA	612,868
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College, Series 2003N, 5.250%, 6/01/18	6/13 at 100.00	AA–	1,024,560
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College, Series 2010, 5.500%, 10/15/31	10/19 at 100.00	Baa1	561,750
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wheaton College Issues, Series 2010F, 5.000%, 1/01/41	1/20 at 100.00	A2	1,699,920
590	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College, Series 2007L, 5.000%, 7/01/31	7/16 at 100.00	AA+	663,591
500	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	569,585
100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Fin Authority, Higher Ed Rev and Rev Refunding Bonds, University of the Sacred Heart Project, Series 2012, 5.000%, 10/01/42 (WI/DD, Settling 12/18/12)	No Opt. Call	Baa2	101,767
13,150	Total Education and Civic Organizations			14,886,262
	Health Care – 27.8% (18.9% of Total Investments)
1,200	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series 2011K-6, 5.375%, 7/01/41	7/20 at 100.00	AA	1,396,032
500	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health, Series 2011H, 5.500%, 7/01/31	7/21 at 100.00	A–	583,885

Nuveen Investments	31

Nuveen Massachusetts Dividend Advantage Municipal Fund (continued)
NMB	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$500	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.500%, 1/15/38 (4)	1/18 at 100.00	N/R	$2,560
160	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Baystate Medical Center, Series 2009I, 5.750%, 7/01/36	7/19 at 100.00	A+	183,386
775	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B1 Capital Asset Program Converted June 13,2008, 5.375%, 2/01/26 – NPFG Insured	8/18 at 100.00	A–	905,595
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B2, Capital Asset Program, Converted June 9, 2009, 5.375%, 2/01/27 – NPFG Insured	8/18 at 100.00	A–	579,195
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital, Series 2009M, 5.500%, 12/01/39	12/19 at 100.00	AA	1,164,050
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E:
550	5.000%, 8/15/25 – RAAI Insured	8/15 at 100.00	N/R	560,698
315	5.000%, 8/15/35 – RAAI Insured	8/15 at 100.00	N/R	316,559
600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured	8/15 at 100.00	A+	658,608
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical Center, Series 2007D, 5.250%, 8/15/28	8/17 at 100.00	A+	1,103,380
290	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E, 5.000%, 7/15/32	7/17 at 100.00	BBB–	297,990
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BB–	508,060
159	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012A, 6.000%, 2/15/43	2/13 at 100.00	N/R	138,219
124	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012B, 6.375%, 2/15/43	2/13 at 100.00	N/R	12,369
190	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012C, 6.625%, 2/15/43	2/13 at 100.00	N/R	2
285	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	A–	296,369
8,648	Total Health Care			8,706,957
	Housing/Multifamily – 6.8% (4.6% of Total Investments)
560	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor Project, Series 2007, 4.800%, 7/20/48	7/17 at 100.00	BB	589,305
500	Massachusetts Housing Finance Agency, Housing Revenue Bonds, Series 2003S, 5.050%, 12/01/23 (Alternative Minimum Tax)	6/13 at 100.00	AA–	503,945
1,000	Somerville Housing Authority, Massachusetts, GNMA Collateralized Mortgage Revenue Bonds, Clarendon Hill Towers, Series 2002, 5.200%, 11/20/22	5/13 at 102.00	N/R	1,032,170
2,060	Total Housing/Multifamily			2,125,420
	Housing/Single Family – 3.7% (2.5% of Total Investments)
650	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2006-126, 4.625%, 6/01/32 (Alternative Minimum Tax)	6/16 at 100.00	AA	673,582
400	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2008, Trust 3145, 15.477, 6/01/16 (IF)	No Opt. Call	AA	475,000
1,050	Total Housing/Single Family			1,148,582
	Industrials – 1.2% (0.8% of Total Investments)
100	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	99,725
200	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003, 5.450%, 6/01/14	No Opt. Call	BBB	213,942
65	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street Redevelopment, M/SRBC Project, Series 2002A, 5.125%, 2/01/34 – NPFG Insured	2/13 at 100.00	BBB	65,085
365	Total Industrials			378,752

32	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Long-Term Care – 4.7% (3.2% of Total Investments)
$100	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series 2010, 5.625%, 12/01/30	12/19 at 100.00	A–	$112,865
725	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007, 5.250%, 10/01/26	4/13 at 102.00	N/R	739,776
605	Massachusetts Development Finance Authority, First Mortgage Revenue Bonds, Berkshire Retirement Community – Edgecombe Project, Series 2001A, 6.750%, 7/01/21	1/13 at 101.00	BBB	612,484
1,430	Total Long-Term Care			1,465,125
	Tax Obligation/General – 14.4% (9.8% of Total Investments)
310	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 – AMBAC Insured	5/15 at 100.00	Aa2	344,856
280	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 – AGM Insured	2/13 at 101.00	AA–	284,928
1,000	Hampden-Wilbraham Regional School District, Hampden County, Massachusetts, General Obligation Bonds, Series 2011, 5.000%, 2/15/41	2/21 at 100.00	Aa3	1,158,310
500	Norwell, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/15/20 – FGIC Insured	No Opt. Call	AAA	644,415
500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	Baa1	552,100
1,280	Quincy, Massachusetts, General Obligation Bonds, Series 2011, 5.125%, 12/01/33	12/20 at 100.00	Aa2	1,525,299
3,870	Total Tax Obligation/General			4,509,908
	Tax Obligation/Limited – 16.6% (11.2% of Total Investments)
395	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2004, 5.000%, 5/01/26 – AMBAC Insured	5/14 at 100.00	A–	417,088
385	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Refunding Bonds, Series 2004C, 5.250%, 7/01/21	No Opt. Call	AAA	507,619
550	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33 – AGC Insured	5/18 at 100.00	Aa2	637,555
285	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2012B, 5.000%, 5/01/37	5/22 at 100.00	AA	340,894
500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/20 – AGM Insured (UB)	8/15 at 100.00	AA+	562,005
230	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 – FGIC Insured	No Opt. Call	A1	280,037
750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	851,798
1,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2011A-1, 5.000%, 8/01/43	8/21 at 100.00	A+	1,594,770
4,595	Total Tax Obligation/Limited			5,191,766
	Transportation – 5.9% (4.0% of Total Investments)
500	Massachusetts Port Authority, Airport System Revenue Bonds, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	AA	617,485
400	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/17 at 100.00	A2	423,208
500	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/13 at 100.00	N/R	500,645
260	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking Revenue Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A+	295,409
1,660	Total Transportation			1,836,747
	U.S. Guaranteed – 13.5% (9.1% of Total Investments) (5)
530	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Series 2004A, 5.000%, 11/01/25 (Pre-refunded 11/01/14)	11/14 at 100.00	AA+ (5)	577,297
160	Fall River, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 2/01/21 (Pre-refunded 2/01/13) – AGM Insured	2/13 at 101.00	AA– (5)	162,904
230	Massachusetts College Building Authority, Project Revenue Bonds, Series 2004A, 5.000%, 5/01/19 (Pre-refunded 5/01/14) – NPFG Insured	5/14 at 100.00	Aa2 (5)	245,021

Nuveen Investments	33

Nuveen Massachusetts Dividend Advantage Municipal Fund (continued)
NMB	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$250	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31 (Pre-refunded 5/01/16) – AMBAC Insured	5/16 at 100.00	Aa2 (5)	$287,680
1,070	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, SEMass System, Series 2001A, 5.625%, 1/01/14 (Pre-refunded 1/01/13) – NPFG Insured	1/13 at 100.00	BBB (5)	1,074,879
500	Massachusetts Development Finance Authority, Revenue Bonds, Milton Academy, Series 2003A, 5.000%, 9/01/19 (Pre-refunded 9/01/13)	9/13 at 100.00	AA– (5)	517,610
750	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/25 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (5)	789,165
500	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2005-11, 4.500%, 8/01/29 (Pre-refunded 8/01/15)	8/15 at 100.00	AAA	554,235
3,990	Total U.S. Guaranteed			4,208,791
	Utilities – 1.0% (0.7% of Total Investments)
320	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.875%, 11/01/42	11/17 at 100.00	BB+	327,642
	Water and Sewer – 3.3% (2.2% of Total Investments)
125	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005, 6.000%, 7/01/25	7/15 at 100.00	Ba2	130,829
400	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006-12, 4.375%, 8/01/31 (UB)	8/16 at 100.00	AAA	430,864
200	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Series 2002A, 5.250%, 8/01/20	2/13 at 100.00	AAA	200,836
250	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 4.000%, 8/01/46	8/16 at 100.00	AA+	260,528
975	Total Water and Sewer			1,023,057
$42,593	Total Investments (cost $42,312,817) – 147.7%			46,193,100
	Floating Rate Obligations – (1.8)%			(560,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (47.1)% (6)			(14,725,000)
	Other Assets Less Liabilities – 1.2%			361,126
	Net Assets Applicable to Common Shares – 100%			$31,269,226

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.9%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

34	Nuveen Investments

Nuveen Massachusetts AMT-Free Municipal Income Fund
NGX	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 31.5% (20.8% of Total Investments)
$650	Massachusetts Development Finance Agency Revenue Bonds, Lesley University Issue Series B-1 and B-2, 5.250%, 7/01/33 – AGM Insured	7/21 at 100.00	AA–	$767,241
1,135	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2005T-1, 5.000%, 10/01/39 – AMBAC Insured	10/15 at 100.00	A	1,233,473
300	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2012A, 5.250%, 7/01/42	7/22 at 100.00	BBB–	335,178
600	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2007, 5.000%, 9/01/37 – NPFG Insured	9/17 at 100.00	A+	667,200
465	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2012, 5.000%, 9/01/50	9/22 at 100.00	A+	533,155
1,250	Massachusetts Development Finance Authority, Revenue Bonds, Middlesex School, Series 2003, 5.000%, 9/01/33	9/13 at 100.00	A1	1,268,925
1,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	A	1,414,300
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2008A, 5.000%, 1/01/42 – AGC Insured	1/18 at 100.00	AA–	3,255,206
1,700	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College, Series 2003N, 5.125%, 6/01/37	6/13 at 100.00	AA–	1,737,009
250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northeastern University, Series 2010A, 4.875%, 10/01/35	10/20 at 100.00	A2	284,285
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Worcester State College, Series 2002, 5.000%, 11/01/32 – AMBAC Insured	2/13 at 100.00	A	1,502,250
100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Fin Authority, Higher Ed Rev and Rev Refunding Bonds, University of the Sacred Heart Project, Series 2012, 5.000%, 10/01/42 (WI/DD, Settling 12/18/12)	No Opt. Call	Baa2	101,767
11,950	Total Education and Civic Organizations			13,099,989
	Health Care – 16.6% (10.9% of Total Investments)
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Covenant Health System Obligated Group, Series 2012, 5.000%, 7/01/31	7/22 at 100.00	A	1,120,800
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series 2012L, 5.000%, 7/01/36	7/21 at 100.00	AA	1,166,430
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2004D, 5.125%, 11/15/35 – AGC Insured	11/19 at 100.00	AA–	559,445
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B1 Capital Asset Program Converted June 13,2008:
480	5.375%, 2/01/26 – NPFG Insured	8/18 at 100.00	A–	560,885
600	5.375%, 2/01/27 – NPFG Insured	8/18 at 100.00	A–	700,056
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B2, Capital Asset Program, Converted June 9, 2009, 5.375%, 2/01/28 – NPFG Insured	8/18 at 100.00	A–	1,736,805
585	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E, 5.000%, 7/15/32	7/17 at 100.00	BBB–	601,117
200	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BB–	203,224
250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	A–	259,973
6,115	Total Health Care			6,908,735
	Housing/Multifamily – 11.1% (7.3% of Total Investments)
500	Boston Housing Authority, Massachusetts, Capital Program Revenue Bonds, Series 2008, 5.000%, 4/01/20 – AGM Insured	4/18 at 100.00	AA–	576,860
740	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor Project, Series 2007, 4.800%, 7/20/48	7/17 at 100.00	BB	778,724

Nuveen Investments	35

Nuveen Massachusetts AMT-Free Municipal Income Fund (continued)
NGX	Portfolio of Investments
November 30, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$2,000	Massachusetts Housing Finance Agency, Housing Bonds, Series 2003H, 5.125%, 6/01/43	2/13 at 100.00	AA–	$2,002,480
1,265	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2002H, 5.200%, 7/01/42 – AGM Insured	12/12 at 100.00	AA–	1,266,695
4,505	Total Housing/Multifamily			4,624,759
	Industrials – 7.2% (4.7% of Total Investments)
	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street Redevelopment, M/SRBC Project, Series 2002A:
1,475	5.125%, 8/01/28 – NPFG Insured	2/13 at 100.00	BBB	1,476,800
1,500	5.125%, 2/01/34 – NPFG Insured	2/13 at 100.00	BBB	1,501,965
2,975	Total Industrials			2,978,765
	Long-Term Care – 4.4% (2.9% of Total Investments)
1,750	Massachusetts Development Finance Authority, GNMA Collateralized Revenue Bonds, Neville Communities, Series 2002A, 6.000%, 6/20/44	12/12 at 105.00	AA+	1,844,920
	Tax Obligation/General – 12.6% (8.4% of Total Investments)
1,500	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.250%, 8/01/21 – AGM Insured	No Opt. Call	AA+	1,973,190
1,705	North Attleborough, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 7/15/15 – FGIC Insured	7/14 at 101.00	Aa2	1,847,470
1,200	North Reading, Massachusetts, General Obligation Bonds, Series 2012, 5.000%, 5/15/35 – AMBAC Insured	5/22 at 100.00	Aa2	1,446,240
4,405	Total Tax Obligation/General			5,266,900
	Tax Obligation/Limited – 20.2% (13.3% of Total Investments)
400	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37	1/22 at 100.00	A	454,172
3,000	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2002, 5.000%, 5/01/32 - AMBAC Insured	5/13 at 100.00	A–	3,051,480
1,000	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2012A, 5.000%, 7/01/41	7/22 at 100.00	AAA	1,204,810
750	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33 – AGC Insured	5/18 at 100.00	Aa2	869,393
300	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 – FGIC Insured	No Opt. Call	A1	365,265
1,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2011A-1, 5.000%, 8/01/43	8/21 at 100.00	A+	1,594,770
5,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	855,200
11,950	Total Tax Obligation/Limited			8,395,090
	Transportation – 2.9% (1.9% of Total Investments)
1,000	Massachusetts Port Authority, Revenue Bonds, Series 2012B, 5.000%, 7/01/33	7/22 at 100.00	AA	1,214,280
	U.S. Guaranteed – 19.6% (12.9% of Total Investments) (4)
1,280	Littleton, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 1/15/21 (Pre-refunded 1/15/13) – FGIC Insured	1/13 at 101.00	AA (4)	1,299,981
690	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003A, 5.250%, 5/01/22 (Pre-refunded 5/01/13) – SYNCORA GTY Insured	5/13 at 100.00	Aa2 (4)	704,518
500	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2003C, 6.375%, 7/01/23 (Pre-refunded 7/01/13)	7/13 at 101.00	A (4)	522,900
155	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13 (ETM)	1/13 at 100.00	AAA	165,484
1,000	Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%, 7/01/33 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	AA (4)	1,027,770
1,000	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	1,052,220
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2004D, 5.000%, 8/01/24 (Pre-refunded 8/01/13) – NPFG Insured	8/13 at 100.00	AA+ (4)	1,032,040

36	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$2,140	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2004-1, 5.375%, 11/01/21 (Pre-refunded 11/01/14) – AMBAC Insured	11/14 at 100.00	AA (4)	$2,345,012
7,765	Total U.S. Guaranteed			8,149,925
	Utilities – 8.4% (5.6% of Total Investments)
1,710	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA–	1,869,064
440	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.875%, 11/01/42	11/17 at 100.00	BB+	450,507
1,150	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A, 5.050%, 7/01/42	7/22 at 100.00	BBB+	1,181,177
3,300	Total Utilities			3,500,748
	Water and Sewer – 17.1% (11.3% of Total Investments)
1,900	Lynn Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%, 12/01/32 – NPFG Insured	12/13 at 100.00	A1	1,969,825
600	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006-12, 4.375%, 8/01/31 (UB)	8/16 at 100.00	AAA	646,296
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%, 8/01/19 – AGM Insured	No Opt. Call	AA+	1,269,320
	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A:
1,500	5.000%, 8/01/31 – AMBAC Insured	8/16 at 100.00	AA+	1,705,560
125	4.000%, 8/01/46	8/16 at 100.00	AA+	130,264
720	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Refunding Series 2010B, 5.000%, 11/15/30 – AGC Insured	11/20 at 100.00	AA–	866,146
495	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%, 7/01/16 – NPFG Insured	7/14 at 100.00	A+	526,522
6,340	Total Water and Sewer			7,113,933
$62,055	Total Investments (cost $59,092,038) – 151.6%			63,098,044
	Floating Rate Obligations – (0.8)%			(340,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (53.0)% (5)			(22,075,000)
	Other Assets Less Liabilities – 2.2%			945,523
	Net Assets Applicable to Common Shares – 100%			$41,628,567

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.0%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	37

Statement of
Assets & Liabilities
November 30, 2012 (Unaudited)

	Connecticut		Massachusetts		Massachusetts	Massachusetts
	Premium		Premium		Dividend	AMT-Free
	Income		Income		Advantage	Income
	(NTC	)	(NMT	)	(NMB )	(NGX )
Assets
Investments, at value (cost $317,830,082, $103,244,220, $42,312,817 and $59,092,038, respectively)	$344,394,105		$112,624,332		$46,193,100	$63,098,044
Cash	1,487,561		102,961		717,385	148,495
Receivables:
Interest	5,201,715		1,748,095		744,138	921,071
Investments sold	10,314,898		1,695,000		415,300	—
Deferred offering costs	1,424,445		602,038		216,191	255,583
Other assets	7,649		4,391		673	2,075
Total assets	362,830,373		116,776,817		48,286,787	64,425,268
Liabilities
Floating rate obligations	19,370,000		1,435,000		560,000	340,000
Payables:
Common share dividends	830,474		263,087		108,656	132,674
Interest	229,942		82,294		31,902	48,753
Investments purchased	4,761,501		1,875,019		1,479,482	101,228
Offering costs	206,206		195,755		47,323	—
MuniFund Term Preferred (MTP) Shares, at liquidation value	105,500,000		36,645,000		14,725,000	22,075,000
Accrued expenses:
Management fees	173,332		56,932		23,210	32,131
Trustees fees	1,856		408		166	231
Other	649,532		68,962		41,822	66,684
Total liabilities	131,722,843		40,622,457		17,017,561	22,796,701
Net assets applicable to Common shares	$231,107,530		$76,154,360		$31,269,226	$41,628,567
Common shares outstanding	14,688,976		4,774,788		1,965,856	2,727,317
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$15.73		$15.95		$15.91	$15.26
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$146,890		$47,748		$19,659	$27,273
Paid-in surplus	203,736,442		65,876,078		27,675,633	38,173,651
Undistributed (Over-distribution of) net investment income	483,885		443,657		(11,493)	(99,133)
Accumulated net realized gain (loss)	176,290		406,765		(294,856)	(479,230)
Net unrealized appreciation (depreciation)	26,564,023		9,380,112		3,880,283	4,006,006
Net assets applicable to Common shares	$231,107,530		$76,154,360		$31,269,226	$41,628,567
Authorized shares:
Common	Unlimited		Unlimited		Unlimited	Unlimited
Preferred	Unlimited		Unlimited		Unlimited	Unlimited

See accompanying notes to financial statements.

38	Nuveen Investments

Statement of
Operations
Six Months Ended November 30, 2012 (Unaudited)

	Connecticut		Massachusetts		Massachusetts	Massachusetts
	Premium		Premium		Dividend	AMT-Free
	Income		Income		Advantage	Income
	(NTC	)	(NMT	)	(NMB )	(NGX	)
Investment Income	$6,671,281		$2,580,179		$1,080,992	$1,407,176
Expenses
Management fees	914,060		345,117		140,478	195,463
Shareholders servicing agent fees and expenses	34,862		12,400		8,330	8,330
Interest expense and amortization of offering costs	1,513,552		604,273		236,745	345,483
Custodian fees and expenses	20,996		11,806		6,358	6,927
Trustees fees and expenses	4,069		1,614		657	916
Professional fees	20,914		14,088		15,047	14,385
Shareholders reporting expenses	91,217		28,792		12,376	41,683
Stock exchange listing fees	19,226		19,226		223	7,677
Investor relations expense	14,738		5,902		2,441	3,316
Other expenses	16,715		13,666		14,077	18,352
Total expenses before custodian fee credit	2,650,349		1,056,884		436,732	642,532
Custodian fee credit	(783)		(556)		(366)	(144)
Net expenses	2,649,566		1,056,328		436,366	642,388
Net investment income (loss)	4,021,715		1,523,851		644,626	764,788
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	129,685		29,074		(274,334)	142,927
Change in net unrealized appreciation (depreciation) of investments	6,695,242		2,533,688		1,445,076	898,072
Net realized and unrealized gain (loss)	6,824,927		2,562,762		1,170,742	1,040,999
Net increase (decrease) in net assets applicable to Common shares from operations	$10,846,642		$4,086,613		$1,815,368	$1,805,787

See accompanying notes to financial statements.

Nuveen Investments	39

Statement of
Changes in Net Assets (Unaudited)

	Connecticut		Massachusetts
	Premium Income (NTC)		Premium Income (NMT)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	11/30/12	5/31/12	11/30/12	5/31/12
Operations
Net investment income (loss)	$4,021,715	$3,126,397	$1,523,851	$3,175,956
Net realized gain (loss) from investments	129,685	229,119	29,074	499,195
Change in net unrealized appreciation (depreciation) of investments	6,695,242	6,702,628	2,533,688	6,403,666
Net increase (decrease) in net assets applicable to Common shares from operations	10,846,642	10,058,144	4,086,613	10,078,817
Distributions to Common Shareholders
From net investment income	(4,260,044)	(3,798,441)	(1,690,275)	(3,681,362)
From accumulated net realized gains	—	(225,331)	—	(243,992)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(4,260,044)	(4,023,772)	(1,690,275)	(3,925,354)
Capital Share Transactions
Common shares:
Issued in the Reorganizations(1)	142,203,044	—	—	—
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	142,203,044	—	—	—
Net increase (decrease) in net assets applicable to Common shares	148,789,642	6,034,372	2,396,338	6,153,463
Net assets applicable to Common shares at the beginning of period	82,317,888	76,283,516	73,758,022	67,604,559
Net assets applicable to Common shares at the end of period	$231,107,530	$82,317,888	$76,154,360	$73,758,022
Undistributed (Over-distribution of) net investment income at the end of period	$483,885	$722,214	$443,657	$610,081

(1) Refer to Footnote 1 – General Information and Significant Accounting Policies, Fund Reorganizations for further details.

See accompanying notes to financial statements.

40	Nuveen Investments

	Massachusetts		Massachusetts
	Dividend Advantage (NMB)		AMT-Free Income (NGX)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	11/30/12	5/31/12	11/30/12	5/31/12
Operations
Net investment income (loss)	$644,626	$1,272,934	$764,788	$1,615,697
Net realized gain (loss) from investments	(274,334)	117,873	142,927	86,441
Change in net unrealized appreciation (depreciation) of investments	1,445,076	2,754,077	898,072	1,682,019
Net increase (decrease) in net assets applicable to Common shares from operations	1,815,368	4,144,884	1,805,787	3,384,157
Distributions to Common Shareholders
From net investment income	(672,287)	(1,486,068)	(810,008)	(1,914,367)
From accumulated net realized gains	—	—	—	—
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(672,287)	(1,486,068)	(810,008)	(1,914,367)
Capital Share Transactions
Common shares:
Issued in the Reorganizations	—	—	—	—
Net proceeds from Common shares issued to shareholders due to reinvestment of distributions	2,450	—	3,092	1,482
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	2,450	—	3,092	1,482
Net increase (decrease) in net assets applicable to Common shares	1,145,531	2,658,816	998,871	1,471,272
Net assets applicable to Common shares at the beginning of period	30,123,695	27,464,879	40,629,696	39,158,424
Net assets applicable to Common shares at the end of period	$31,269,226	$30,123,695	$41,628,567	$40,629,696
Undistributed (Over-distribution of) net investment income at the end of period	$(11,493)	$16,168	$(99,133)	$(53,913)

See accompanying notes to financial statements.

Nuveen Investments	41

Statement of
Cash Flows
Six Months Ended November 30, 2012 (Unaudited)

	Connecticut	Massachusetts	Massachusetts	Massachusetts
	Premium	Premium	Dividend	AMT-Free
	Income	Income	Advantage	Income
	(NTC )	(NMT )	(NMB )	(NGX )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$10,846,642	$4,086,613	$1,815,368	$1,805,787
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(23,676,015)	(7,554,311)	(4,069,472)	(6,518,785)
Proceeds from sales and maturities of investments	23,252,272	6,445,000	2,875,834	7,641,809
Assets and (Liabilities) acquired in the Reorganizations, net	(60,026,684)	—	—	—
Amortization (Accretion) of premiums and discounts, net	452,668	138,569	60,984	65,471
(Increase) Decrease in:
Receivable for interest	(3,400,477)	(15,595)	(5,832)	(1,039)
Receivable for investments sold	(8,231,873)	54,340	145,776	140,000
Other assets	17,735	20,677	747	8,545
Increase (Decrease) in:
Payable for interest	143,922	(8,230)	(3,188)	(4,879)
Payable for investments purchased	4,761,501	1,875,019	1,479,482	(2,465,316)
Accrued management fees	108,380	(1,231)	(405)	(955)
Accrued Trustees fees	1,393	(24)	(9)	(17)
Accrued other expenses	338,962	14,782	4,951	25,483
Net realized (gain) loss from investments	(129,685)	(29,074)	274,334	(142,927)
Change in net unrealized (appreciation) depreciation of investments	(6,695,242)	(2,533,688)	(1,445,076)	(898,072)
Taxes paid on undistributed capital gains	(21,425)	(24,173)	—	—
Net cash provided by (used in) operating activities	(62,257,926)	2,468,674	1,133,494	(344,895)
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	(720,461)	113,445	46,438	55,036
Increase (Decrease) in:
Cash overdraft balance	—	(766,814)	—	—
Floating rate obligations	(1,655,000)	—	—	—
Payable for offering costs	31,939	(10,073)	10,331	(5,800)
MTP Shares, at liquidation value	69,420,000	—	—	—
Cash distributions paid to Common shareholders	(3,720,475)	(1,702,271)	(670,046)	(820,478)
Net cash provided by (used in) financing activities	63,356,003	(2,365,713)	(613,277)	(771,242)
Net Increase (Decrease) in Cash	1,098,077	102,961	520,217	(1,116,137)
Cash at the beginning of period	389,484	—	197,168	1,264,632
Cash at the End of Period	$1,487,561	$102,961	$717,385	$148,495

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestments of Common share distributions as follows:

Connecticut		Massachusetts		Massachusetts		Massachusetts
Premium		Premium		Dividend		AMT-Free
Income		Income		Advantage		Income
(NTC	)	(NMT	)	(NMB	)	(NGX	)
$—		$—		$2,450		$3,092

Cash paid for interest (excluding amortization of offering costs) was as follows:

Connecticut		Massachusetts		Massachusetts		Massachusetts
Premium		Premium		Dividend		AMT-Free
Income		Income		Advantage		Income
(NTC	)	(NMT	)	(NMB	)	(NGX	)
$1,113,326		$499,058		$193,495		$293,746

See accompanying notes to financial statements.

42	Nuveen Investments

THIS PAGE INTENTIONALLY LEFT BLANK

Nuveen Investments	43

Financial
Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Ending Common Share Net Asset Value	Ending Market Value
Connecticut Premium Income (NTC)
Year Ended 5/31:
2013(f)	$15.34	$.25	$.49	$—	$—	$.74	$(.35)	$—	$(.35)	$15.73	$14.70
2012	14.22	.58	1.29	—	—	1.87	(.71)	(.04)	(.75)	15.34	14.19
2011	14.56	.67	(.29)	(.01)	—	.37	(.71)	—	(.71)	14.22	13.18
2010	13.59	.80	.88	(.02)	— *	1.66	(.69)	— *	(.69)	14.56	13.94
2009	14.25	.84	(.66)	(.14)	(.03)	.01	(.60)	(.07)	(.67)	13.59	13.35
2008	14.39	.83	(.09)	(.22)	(.01)	.51	(.62)	(.03)	(.65)	14.25	14.08

Massachusetts Premium Income (NMT)
Year Ended 5/31:
2013(f)	15.45	.32	.53	—	—	.85	(.35)	—	(.35)	15.95	15.58
2012	14.16	.67	1.44	—	—	2.11	(.77)	(.05)	(.82)	15.45	15.12
2011	14.48	.75	(.24)	(.01)	—	.50	(.78)	(.04)	(.82)	14.16	13.59
2010	13.29	.87	1.12	(.03)	—	1.96	(.77)	—	(.77)	14.48	14.93
2009	14.22	.91	(.98)	(.15)	(.02)	(.24)	(.65)	(.04)	(.69)	13.29	13.28
2008	14.56	.88	(.32)	(.25)	(.01)	.30	(.62)	(.02)	(.64)	14.22	13.61

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

44	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares(c)(d)

Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss	)	Portfolio Turnover Rate

6.16%	4.91%	$231,108	2.69	%**	4.09	%**	8%
13.59	13.45	82,318	3.08		3.93		11
(.39)	2.63	76,284	2.41		4.73		9
9.76	12.49	78,106	1.57		5.64		5
.32	.45	72,901	1.43		6.40		0
(1.08)	3.60	76,441	1.30		5.82		22

5.43	5.60	76,154	2.83	**	4.09	**	6
17.78	15.29	73,758	3.03		4.48		12
(3.48)	3.58	67,605	2.51		5.30		6
18.77	15.03	69,031	1.60		6.21		3
3.54	(1.36)	63,321	1.43		7.01		1
(.48)	2.08	67,720	1.26		6.09		14

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred Shares (“ARPS”) and/or MTP Shares, where applicable.

(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Connecticut Premium Income (NTC)
Year Ended 5/31:
2013(f)	1.54	%**
2012	1.54
2011	1.20
2010	.37
2009	.11
2008	.03

Massachusetts Premium Income (NMT)
Year Ended 5/31:
2013(f)	1.62	%**
2012	1.74
2011	1.28
2010	0.37
2009	0.09
2008	—

(f)	For the six months ended November 30, 2012.
*	Rounds to less than $.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	45

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Capital Gains to Auction Rate Preferred Share- holders (a)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Total	Ending Common Share Net Asset Value	Ending Market Value
Massachusetts Dividend Advantage (NMB)
Year Ended 5/31:
2013(g)	$15.32	$.33	$.60	$—	$—	$.93	$(.34)	$—	$(.34)	$15.91	$15.59
2012	13.97	.65	1.46	—	—	2.11	(.76)	—	(.76)	15.32	14.64
2011	14.38	.68	(.26)	—	—	.42	(.83)	—	(.83)	13.97	13.53
2010	13.52	.89	.80	(.02)	(.01)	1.66	(.77)	(.03)	(.80)	14.38	14.10
2009	14.36	.95	(.93)	(.17)	—	(.15)	(.69)	—	(.69)	13.52	13.83
2008	14.84	.94	(.45)	(.26)	(.01)	.22	(.68)	(.02)	(.70)	14.36	14.61

Massachusetts AMT-Free Income (NGX)
Period Ended 5/31:
2013(g)	14.90	.28	.38	—	—	.66	(.30)	—	(.30)	15.26	14.81
2012	14.36	.59	.65	—	—	1.24	(.70)	—	(.70)	14.90	15.39
2011	14.71	.64	(.23)	—	—	.41	(.76)	—	(.76)	14.36	13.62
2010	13.86	.82	.79	(.03)	—	1.58	(.73)	—	(.73)	14.71	15.79
2009	14.28	.91	(.50)	(.17)	—	.24	(.66)	—	(.66)	13.86	13.15
2008	14.50	.90	(.21)	(.26)	—	.43	(.65)	—	(.65)	14.28	14.14

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

46	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)(d)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)(e)

Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(f)	Net Investment Income (Loss)		Expenses	(f)	Net Investment Income (Loss)	Portfolio Turnover Rate

8.89%	6.15%	$31,269	2.86	*	4.22	*	N/A		N/A	6%
14.21	15.45	30,124	3.09		4.41		N/A		N/A	8
1.87	3.05	27,465	3.08		4.83		3.03%		4.88%	16
7.90	12.50	28,235	1.67		6.16		1.54		6.29	11
(.04)	(.70)	26,530	1.54		7.09		1.33		7.30	1
(5.73)	1.55	28,135	1.32		6.11		1.05		6.39	15

(1.80)	4.46	41,629	3.14	*	3.74	*	N/A		N/A	10
18.74	8.82	40,630	3.16		4.03		N/A		N/A	14
(9.04)	2.89	39,158	3.07		4.38		3.01		4.44	4
26.19	11.61	40,095	1.86		5.50		1.67		5.69	1
(2.11)	2.00	37,754	1.47		6.47		1.16		6.78	0
2.49	3.04	38,873	1.29		5.82		.85		6.25	13

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)
After expense reimbursement from the Adviser, where applicable. As of January 31, 2011 and November 30, 2010, the Adviser is no longer reimbursing Massachusetts Dividend Advantage (NMB) and Massachusetts AMT-Free Income (NGX), respectively, for any fees or expenses.

(f)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

Massachusetts Dividend Advantage (NMB)
Year Ended 5/31:
2013(g)	1.55	%*
2012	1.68
2011	1.75
2010	.35
2009	.10
2008	—

Massachusetts AMT-Free Income (NGX)
Year Ended 5/31:
2013(g)	1.69	%*
2012	1.76
2011	1.81
2010	.57
2009	.09
2008	—

(g)	For the six months ended November 30, 2012.
N/A	Fund does not have, or no longer has, a contractual reimbursement with the Adviser.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	47

Financial
Highlights (Unaudited) (continued)

					ARPS and MTP
					Shares at the
	ARPS at the End of Period		MTP Shares at the End of Period (a)		End of Period
	Aggregate Amount	Asset	Aggregate Amount	Asset	Asset Coverage
	Outstanding	Coverage	Outstanding	Coverage	Per $1 Liquidation
	(000)	Per $25,000 Share	(000)	Per $10 Share	Preference
Connecticut Premium Income (NTC)
Year Ended 5/31:
2013(b)	$—	$—	$105,500	$31.91	$—
2012	—	—	36,080	32.82	—
2011	—	—	36,080	31.14	—
2010	15,725	82,389	18,300	32.96	3.30
2009	34,975	77,110	—	—	—
2008	38,300	74,896	—	—	—

Massachusetts Premium Income (NMT)
Year Ended 5/31:
2013(b)	—	—	36,645	30.78	—
2012	—	—	36,645	30.13	—
2011	—	—	36,645	28.45	—
2010	14,400	74,863	20,210	29.95	2.99
2009	34,000	71,559	—	—	—
2008	34,000	74,794	—	—	—

(a)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

	2013	(b)	2012	2011		2010	(d)
Connecticut Premium Income (NTC)
Series 2015 (NTC PRC)
Ending Market Value per Share	$10.06		$10.05	$10.07		$10.00
Average Market Value per Share	10.09		10.08	10.04		10.02	^
Series 2016 (NTC PRD)
Ending Market Value per Share	10.08		10.10	10.00		—
Average Market Value per Share	10.10		10.06	9.88	^^	—
Series 2015 (NTC PRE) (c)
Ending Market Value per Share	10.05		—	—		—
Average Market Value per Share	10.06	Ω	—	—		—
Series 2015-1 (NTC PRF) (c)
Ending Market Value per Share	10.05		—	—		—
Average Market Value per Share	10.07	Ω	—	—		—
Series 2015-1 (NTC PRG) (c)
Ending Market Value per Share	10.06		—	—		—
Average Market Value per Share	10.08	Ω	—	—		—

Massachusetts Premium Income (NMT)
Series 2015 (NMT PRC)
Ending Market Value per Share	10.07		10.10	10.02		10.00
Average Market Value per Share	10.09		10.08	10.02		10.00	^^^
Series 2016 (NMT PRD)
Ending Market Value per Share	10.07		10.10	10.00		—
Average Market Value per Share	10.11		10.08	9.97	^^^^	—

(b)	For the six months ended November 30, 2012.
(c)
MTP Shares issued in connection with the Reorganizations as further described in Footnote 1, General Information and Significant Accounting Policies, Fund Reorganizations and MuniFund Term Preferred Shares.

(d)	The Fund did not issue MTP Shares prior to the fiscal year ended May 31, 2010.
^	For the period January 19, 2010 (first issuance date of shares) through May 31, 2010.
^^	For the period December 15, 2010 (first issuance date of shares) through May 31, 2011.
^^^	For the period January 21, 2010 (first issuance date of shares) through May 31, 2010.
^^^^	For the period January 20, 2011 (first issuance date of shares) through May 31, 2011.
Ω	For the period July 9, 2012 (effective date of the Reorganizations) through November 30, 2012.

48	Nuveen Investments

	ARPS at the End of Period		MTP Shares at the End of Period (a)
	Aggregate Amount	Asset	Aggregate Amount	Asset
	Outstanding	Coverage	Outstanding	Coverage
	(000)	Per $25,000 Share	(000)	Per $10 Share
Massachusetts Dividend Advantage (NMB)
Year Ended 5/31:
2013(b)	$—	$—	$14,725	$31.24
2012	—	—	14,725	30.46
2011	—	—	14,725	28.65
2010	—	—	14,725	29.18
2009	14,250	71,544	—	—
2008	15,000	71,892	—	—

Massachusetts AMT-Free Income (NGX)
Year Ended 5/31:
2013(b)	—	—	22,075	28.86
2012	—	—	22,075	28.41
2011	—	—	22,075	27.74
2010	—	—	22,075	28.16
2009	20,500	71,042	—	—
2008	20,500	72,407	—	—

(a)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

	2013	(b)	2012	2011	2010	(c)
Massachusetts Dividend Advantage (NMB)
Series 2015 (NMB PRC)
Ending Market Value per Share	$10.06		$10.10	$13.53	$9.98
Average Market Value per Share	10.08		10.07	14.03	9.95	^

Massachusetts AMT-Free Income (NGX)
Series 2015 (NGX PRC)
Ending Market Value per Share	10.06		10.10	13.62	10.00
Average Market Value per Share	10.10		10.08	14.48	9.98	^^

(b)	For the six months ended November 30, 2012.
(c)	The Fund did not issue MTP Shares prior to the fiscal year ended May 31, 2010.
^	For the period March 23, 2010 (first issuance date of shares) through May 31, 2010.
^^	For the period February 9, 2010 (first issuance date of shares) through May 31, 2010.

See accompanying notes to financial statements.

Nuveen Investments	49

Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information
The state funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen Connecticut Premium Income Municipal Fund (NTC), Nuveen Massachusetts Premium Income Municipal Fund (NMT), Nuveen Massachusetts Dividend Advantage Municipal Fund (NMB) and Nuveen Massachusetts AMT-Free Municipal Income Fund (NGX) (each a “Fund” and collectively, the “Funds”). Common shares of Connecticut Premium Income (NTC) and Massachusetts Premium Income (NMT) are traded on the New York Stock Exchange (“NYSE”) while Common shares of Massachusetts Dividend Advantage (NMB) and Massachusetts AMT-Free Income (NGX) are traded on the NYSE MKT. The Funds are registered under the Investment Company Act of 1940, as amended, as diversified closed-end registered investment companies.

On December 31, 2012, the Funds’ investment adviser converted from a Delaware corporation to a Delaware limited liability company. As a result, Nuveen Fund Advisers, Inc., a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), changed its name to Nuveen Fund Advisers, LLC (the “Adviser”). There were no changes to the identities or roles of any personnel as a result of the change.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes, and in the case of Massachusetts AMT-Free Income (NGX) the alternative minimum tax applicable to individuals, by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

Fund Reorganizations
Effective before the opening of business on July 9, 2012, certain Connecticut funds (the “Acquired Funds”) were reorganized into the one larger-state Connecticut included in this report (the “Acquiring Fund”) as follows:

Acquired Funds	Acquiring Fund
Nuveen Connecticut Dividend Advantage Municipal Fund (NFC)	Connecticut Premium Income (NTC)
(“Connecticut Dividend Advantage (NFC)”)
Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK)
(“Connecticut Dividend Advantage 2 (NGK)”)
Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO)
(“Connecticut Dividend Advantage 3 (NGO)”)

The reorganizations were approved by the shareholders of the Acquired Funds at a special meeting on May 14, 2012.

Upon the closing of each Fund’s reorganization (each a “Reorganization” and collectively, the “Reorganizations”), the Acquired Funds transferred their assets to the Acquiring Fund in exchange for common and preferred shares of the Acquiring Fund, and the assumption by the Acquiring Fund of the liabilities of the Acquired Funds. The Acquired Funds were then liquidated, dissolved and terminated in accordance with their Declaration of Trust. Shareholders of the Acquired Funds became shareholders of the Acquiring Fund. Holders of common shares received newly issued common shares of the Acquiring Fund, the aggregate net asset value of which was equal to the aggregate net asset value of the common shares of the Acquired Funds held immediately prior to the Reorganizations (including for this purpose fractional Acquiring Fund shares to which shareholders would be entitled). Fractional shares were sold on the open market and shareholders received cash in lieu of such fractional shares. Holders of MuniFund Term Preferred (“MTP”) Shares of the Acquired Funds received on a one-for-one basis newly issued MTP Shares of the Acquiring Fund, in exchange for MTP Shares of the Acquired Funds held immediately prior to the Reorganizations. Details of the Reorganizations are further described in the MuniFund Term Preferred Shares section of this footnote and Footnote 8 – Fund Reorganizations.

Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

50	Nuveen Investments

Investment Valuation
Prices of municipal bonds are provided by a pricing service approved by the Funds’ Board of Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity, provided by the the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of these securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to earmark securities in the Funds’ portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At November 30, 2012, Connecticut Premium Income (NTC), Massachusetts Premium Income (NMT), Massachusetts Dividend Advantage (NMB) and Massachusetts AMT-Free Income (NGX) had outstanding when-issued, delayed delivery purchase commitments of $4,761,501, $207,995, $101,228 and $101,228, respectively.

Investment Income
Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders. Legal fee refund presented on the Statement of Operations reflects a refund of workout expenditures paid in a prior reporting period, when applicable.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, and in the case of Massachusetts AMT-Free Income (NGX) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Nuveen Investments	51

Notes to
Financial Statements (Unaudited) (continued)

Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Auction Rate Preferred Shares
Each Fund is authorized to issue Auction Rate Preferred Shares (“ARPS”). As of May 31, 2011, the Funds redeemed all of their outstanding ARPS at liquidation value.

MuniFund Term Preferred Shares
The Funds have issued and outstanding MTP Shares, with a $10 stated (“par”) value per share. Proceeds from the issuance of MTP Shares, net of offering expenses, were used to redeem all, or a portion of, the remainder of each Fund’s outstanding ARPS in previous fiscal periods. Each Fund’s MTP Shares may be issued in one or more Series and trade on the NYSE. Dividends on MTP Shares, which are recognized as interest expense for financial reporting purposes, are paid monthly at a fixed annual rate, subject to adjustments in certain circumstances.

In connection with Connecticut Premium Income’s (NTC) Reorganizations, holders of MTP Shares of the Acquired Funds received on a one-for-one basis newly issued MTP Shares of Connecticut Premium Income (NTC), in exchange for MTP Shares of the Acquired Funds held immediately prior to the Reorganizations.

Prior to the closing of the Reorganizations, the Acquired Funds’ outstanding MTP Shares and annual interest rate by NYSE “ticker” symbol were as follows:

				Shares Outstanding	Annual
		NYSE	Shares	at $10 Per Share	Interest
	Series	Ticker	Outstanding	Liquidation Value	Rate
Connecticut Dividend Advantage (NFC)
	2015	NFC PRC	2,047,000	$20,470,000	2.60%
Connecticut Dividend Advantage 2 (NGK)
	2015	NGK PRC	1,695,000	$16,950,000	2.60%
Connecticut Dividend Advantage 3 (NGO)
	2015	NGO PRC	3,200,000	$32,000,000	2.65%

As of November 30, 2012, each Fund’s outstanding MTP Shares and annual interest rate by NYSE ticker symbol are as follows:

				Shares Outstanding	Annual
		NYSE	Shares	at $10 Per Share	Interest
	Series	Ticker	Outstanding	Liquidation Value	Rate
Connecticut Premium Income (NTC)
	2015	NTC PRC	1,830,000	$18,300,000	2.65%
	2016	NTC PRD	1,778,000	17,780,000	2.55
	2015 *	NTC PRE	2,047,000	20,470,000	2.60
	2015-1 *	NTC PRF	1,695,000	16,950,000	2.60
	2015-1 *	NTC PRG	3,200,000	32,000,000	2.65
Massachusetts Premium Income (NMT)
	2015	NMT PRC	2,021,000	$20,210,000	2.65%
	2016	NMT PRD	1,643,500	16,435,000	2.75
Massachusetts Dividend Advantage (NMB)
	2015	NMB PRC	1,472,500	$14,725,000	2.60%
Massachusetts AMT-Free Income (NGX)
	2015	NGX PRC	2,207,500	$22,075,000	2.65%

* MTP Shares issued in connection with the Reorganizations.

52	Nuveen Investments

Each Fund is obligated to redeem its MTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. MTP Shares are subject to optional and mandatory redemption in certain circumstances. MTP Shares will be subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to a payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. MTP Shares also will be subject to redemption, at the option of each Fund, at par in the event of certain changes in the credit rating of the MTP Shares. Each Fund may be obligated to redeem certain of the MTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s series of MTP Shares by NYSE ticker symbol are as follows:

			Term	Optional	Premium
		NYSE	Redemption	Redemption	Expiration
	Series	Ticker	Date	Date	Date
Connecticut Premium Income (NTC)
	2015	NTC PRC	February 1, 2015	February 1, 2011	January 31, 2012
	2016	NTC PRD	January 1, 2016	January 1, 2012	December 31, 2012
	2015 *	NTC PRE	April 1, 2015	April 1, 2012	March 31, 2013
	2015-1 *	NTC PRF	April 1, 2015	April 1, 2012	March 31, 2013
	2015-1 *	NTC PRG	March 1, 2015	March 1, 2012	February 28, 2013
Massachusetts Premium Income (NMT)
	2015	NMT PRC	February 1, 2015	February 1, 2011	January 31, 2012
	2016	NMT PRD	February 1, 2016	February 1, 2012	January 31, 2013
Massachusetts Dividend Advantage (NMB)
	2015	NMB PRC	April 1, 2015	April 1, 2011	March 31, 2012
Massachusetts AMT-Free Income (NGX)
	2015	NGX PRC	March 1, 2015	March 1, 2011	February 29, 2012

* MTP Shares issued in connection with the Reorganizations.

The aggregate average liquidation value for all series of each Fund’s MTP Shares outstanding during the six months ended November 30, 2012, was as follows:

	Connecticut		Massachusetts		Massachusetts		Massachusetts
	Premium		Premium		Dividend		AMT-Free
	Income		Income		Advantage		Income
	(NTC	)	(NMT	)	(NMB	)	(NGX	)
Average liquidation value of MTP Shares outstanding	$90,705,574		$36,645,000		$14,725,000		$22,075,000

For financial reporting purposes only, the liquidation value of MTP Shares is recorded as a liability and recognized as “MuniFund Term Preferred (MTP) Shares, at liquidation value” on the Statement of Assets and Liabilities. Unpaid dividends on MTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Costs incurred by the Funds in connection with their offerings of MTP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of “Deferred offering costs” on the Statement of Assets and Liabilities. Dividends paid on MTP Shares and each Fund’s amortized deferred charges are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

Nuveen Investments	53

Notes to
Financial Statements (Unaudited) (continued)

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and the related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

During the six months ended November 30, 2012, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

As of November 30, 2012, the Funds were not invested in externally-deposited Recourse Trusts.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended November 30, 2012, were as follows:

	Connecticut		Massachusetts		Massachusetts		Massachusetts
	Premium		Premium		Dividend		AMT-Free
	Income		Income		Advantage		Income
	(NTC	)	(NMT	)	(NMB	)	(NGX	)
Average floating rate obligations outstanding	$19,623,224		$1,435,000		$560,000		$340,000
Average annual interest rate and fees	0.79%		0.74%		0.74%		0.74%

Derivative Financial Instruments
Each Fund is authorized to invest in certain derivative instruments, including foreign currency forwards, futures, options and swap contracts. Although each Fund is authorized to invest in such derivative instruments, and may do so in the future, they did make any such investments during the six months ended November 30, 2012.

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Advisor believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

54	Nuveen Investments

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications
Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements
Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are adjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

Connecticut Premium Income (NTC)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$344,394,105	$—	$344,394,105

Massachusetts Premium Income (NMT)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$112,624,332	$—	$112,624,332

Massachusetts Dividend Advantage (NMB)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$46,193,100	$—	$46,193,100

Massachusetts AMT-Free Income (NGX)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$63,098,044	$—	$63,098,044

* Refer to the Fund’s Portfolio of Investments for industry classifications.

Nuveen Investments	55

Notes to
Financial Statements (Unaudited) (continued)

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

3. Derivative Instruments and Hedging Activities
The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended November 30, 2012.

4. Fund Shares

Common Shares
Since the inception of the Funds’ repurchase program, the Funds have not repurchased any of their outstanding Common shares.

Transactions in Common shares were as follows:

Connecticut
Premium Income (NTC)
	Six Months	Year
	Ended	Ended
	11/30/12	5/31/12
Common shares:
Issued in the Reorganizations(1)	9,323,947	—
Issued to shareholders due to reinvestment of distributions	—	—

	Massachusetts		Massachusetts		Massachusetts
	Premium Income (NMT)		Dividend Advantage (NMB)		AMT-Free Income (NGX)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	11/30/12	5/31/12	11/30/12	5/31/12	11/30/12	5/31/12
Common shares:
Issued to shareholders due to reinvestment of distributions	—	—	157	—	207	99

(1) Refer to Footnote 8 – Fund Reorganizations for further details.

56	Nuveen Investments

Preferred Shares
With the exception of Connecticut Premium Income, none of the Funds had transactions in MTP Shares during the six months ended November 30, 2012. None of the Funds had transactions in MTP Shares during the fiscal year ended May 31, 2012. Transactions in MTP Shares for Connecticut Premium Income (NTC) during the six months ended November 30, 2012, were as follows:

	Six Months ended November 30, 2012
		NYSE
	Series	Ticker	Shares	Amount
Connecticut Premium Income (NTC)
	2015 *	NTC PRE	2,047,000	$20,470,000
	2015-1 *	NTC PRF	1,695,000	16,950,000
	2015-1 *	NTC PRG	3,200,000	32,000,000
Total			6,942,000	$69,420,000

* MTP Shares issued in connection with the Reorganizations.

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments, where applicable) during the six months year ended November 30, 2012, were as follows:

	Connecticut		Massachusetts		Massachusetts		Massachusetts
	Premium		Premium		Dividend		AMT-Free
	Income		Income		Advantage		Income
	(NTC	)	(NMT	)	(NMB	)	(NGX	)
Purchases	$23,676,015		$7,554,311		$4,069,472		$6,518,785
Sales and maturities	23,252,272		6,445,000		2,875,834		7,641,809

6. Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At November 30, 2012, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Connecticut		Massachusetts		Massachusetts		Massachusetts
	Premium		Premium		Dividend		AMT-Free
	Income		Income		Advantage		Income
	(NTC	)	(NMT	)	(NMB	)	(NGX	)
Cost of investments	$298,464,794		$101,727,918		$41,713,593		$58,739,195
Gross unrealized:
Appreciation	$27,463,241		$9,701,715		$4,086,192		$4,018,937
Depreciation	(903,940)		(240,129)		(166,949)		—
Net unrealized appreciation (depreciation) of investments	$26,559,301		$9,461,586		$3,919,243		$4,018,937

Permanent differences, primarily due to federal taxes paid, taxable market discount, nondeductible offering costs and nondeductible reorganization expenses, resulted in reclassifications among the Funds’ components of Common share net assets at May 31, 2012, the Funds’ last tax year end, as follows:
	Connecticut	Massachusetts	Massachusetts	Massachusetts
	Premium	Premium	Dividend	AMT-Free
	Income	Income	Advantage	Income
	(NTC )	(NMT )	(NMB )	(NGX	)
Paid-in surplus	$(471,806)	$(215,404)	$(92,589)	$(113,237)
Undistributed (Over-distribution of) net investment income	484,264	226,661	92,633	113,237
Accumulated net realized gain (loss)	(12,458)	(11,257)	(44)	—

Nuveen Investments	57

Notes to
Financial Statements (Unaudited) (continued)

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at May 31, 2012, the Funds’ last tax year end, were as follows:

	Connecticut		Massachusetts		Massachusetts		Massachusetts
	Premium		Premium		Dividend		AMT-Free
	Income		Income		Advantage		Income
	(NTC	)	(NMT	)	(NMB	)	(NGX	)
Undistributed net tax-exempt income*	$1,083,370		$897,013		$124,323		$148,098
Undistributed net ordinary income **	24,296		52,996		—		—
Undistributed net long-term capital gains	99,454		292,510		—		—

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2012, was designated for purposes of the dividends paid deduction as follows:

	Connecticut		Massachusetts		Massachusetts		Massachusetts
	Premium		Premium		Dividend		AMT-Free
	Income		Income		Advantage		Income
	(NTC	)	(NMT	)	(NMB	)	(NGX	)
Distributions from net tax-exempt income	$4,736,774		$4,683,212		$1,892,509		$2,522,521
Distributions from net ordinary income **	—		—		2		—
Distributions from net long-term capital gains	225,331		243,992		—		—

*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared May 1, 2012, paid on June 1, 2012.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2012, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Massachusetts		Massachusetts
	Dividend		AMT-Free
	Advantage		Income
	(NMB	)	(NGX	)
Expiration:
May 31, 2014	$—		$373,352
May 31, 2017	—		215,629
May 31, 2018	—		24,486
May 31, 2019	44,128		18,813
Total	$44,128		$632,280

During the Funds’ last tax year ended May 31, 2012, the following Funds utilized capital loss carryforwards as follows:

	Massachusetts		Massachusetts
	Dividend		AMT-Free
	Advantage		Income
	(NMB	)	(NGX	)
Utilized capital loss carryforwards	$94,225		$72,438

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after December 31, 2010, will not be subject to expiration. During the Funds’ last tax year ended May 31, 2012, there were no post-enactment capital losses generated by any of the Funds.

7. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

58	Nuveen Investments

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedules:

Connecticut Premium Income (NTC)
Massachusetts Premium Income (NMT)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For managed assets over $5 billion	.3750

Massachusetts Dividend Advantage (NMB)
Massachusetts AMT-Free Income (NGX)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For managed assets over $2 billion	.3750

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen Funds and assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of November 30, 2012, the complex level fee rate for each of these Funds was .1684%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser is responsible for each Fund’s overall strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Nuveen Investments	59

Notes to
Financial Statements (Unaudited) (continued)

8. Fund Reorganizations
The Reorganizations were structured to qualify as tax-free reorganizations under the Internal Revenue Code for federal income tax purposes, and the Acquired Funds’ shareholders will recognize no gain or loss for federal income tax purposes as a result of the Reorganizations. Prior to the closing of each of the Reorganizations, the Acquired Funds distributed all of their net investment income and capital gains, if any. Such a distribution may be taxable to the Acquired Funds’ shareholders for federal income tax purposes.

The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Acquired Funds as of the date of their Reorganizations were as follows:

	Connecticut		Connecticut		Connecticut
	Dividend		Dividend		Dividend
	Advantage		Advantage 2		Advantage 3
	(NFC	)	(NGK	)	(NGO	)
Cost of investments	$53,725,277		$47,360,196		$88,892,426
Fair value of investments	57,605,903		50,542,181		94,081,645
Net unrealized appreciation (depreciation) of investments	3,880,626		3,181,985		5,189,219

For financial reporting purposes, assets received and shares issued by Connecticut Premium Income (NTC) were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds were carried forward to align ongoing reporting of Connecticut Premium Income’s (NTC) realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

For accounting and performance reporting purposes, Connecticut Premium Income (NTC) is the survivor. The shares outstanding, net assets and net asset value (“NAV”) per Common share immediately before and after the Reorganizations are as follows:

	Connecticut		Connecticut		Connecticut
	Dividend		Dividend		Dividend
	Advantage		Advantage 2		Advantage 3
Acquired Funds – Prior to Reorganizations	(NFC	)	(NGK	)	(NGO	)
Common shares outstanding	2,586,685		2,320,671		4,367,134
Net assets applicable to Common shares	$40,328,665		$35,794,932		$66,079,447
NAV per Common share outstanding	$15.59		$15.42		$15.13

	Connecticut
	Premium
	Income
Acquiring Fund – Prior to Reorganizations	(NTC	)
Common shares outstanding	5,365,029
Net assets applicable to Common shares	$81,824,227
NAV per Common share outstanding	$15.25

	Connecticut
	Premium
	Income
Acquiring Fund – Post Reorganizations	(NTC	)
Common shares outstanding	14,688,976
Net assets applicable to Common shares	$224,027,271
NAV per Common share outstanding	$15.25

60	Nuveen Investments

The beginning of the Acquired Funds’ current fiscal period was June 1, 2012.

Assuming the Reorganizations had been completed on June 1, 2012, the beginning of the Connecticut Premium Income’s (NTC) current fiscal period, the pro forma results of operations for the six months ended November 30, 2012, are as follows:

	Connecticut
	Premium
	Income
	(NTC	)
Net investment income (loss)	$4,655,046
Net realized and unrealized gains (losses)	6,339,314
Change in net assets resulting from operations	$10,994,360

Because the combined investment portfolios for each Reorganization have been managed as a single integrated portfolio since each Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Statement of Operations since the Reorganizations were consummated.

In connection with the Reorganizations, the Acquiring Fund has accrued for certain associated costs and expenses. Such amounts are included as components of “Accrued other expenses” on the Statement of Assets and Liabilities and “Reorganization expense” on the Statement of Operations.

9. New Accounting Pronouncements

Financial Accounting Standards Board (“FASB”) Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities
In December 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-11 (“ASU No. 2011-11”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. ASU No. 2011-11 is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statements amounts and footnote disclosures, if any.

Nuveen Investments	61

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may

62	Nuveen Investments

exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments	63

Glossary of Terms
Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Average Maturity: For a bond fund or defined portfolio, the average of the stated maturity dates of the fixed-income securities held. In general, the longer the average maturity, the greater the fund’s or defined portfolio’s sensitivity to interest-rate changes, which means greater price fluctuation. A shorter average maturity usually means a less sensitive, and consequently, less volatile, portfolio.

■
Duration: A measure of the price sensitivity of a fixed-income security or portfolio to changes in interest rates. Duration is stated in years. For example, if a bond has a duration of four years, the price of the bond is expected to change by approximately 4% for every one percentage point change in interest rates. The shorter the duration the less price variability expected in the security’s price due to changes in interest rates.

■
Effective Leverage: Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative investments in the Fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

■
Gross Domestic Product (GDP): The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.

64	Nuveen Investments

■
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

■	Leverage: Using borrowed money to invest in securities or other assets, seeking to increase the return of an investment or portfolio.

■
Lipper Other States Municipal Debt Funds Classification Average: Calculated using the returns of all closed-end funds in this category. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

■	Market Yield (also known as Dividend Yield or Current Yield): An investment’s current annualized dividend divided by its current market price.

■	Net Asset Value (NAV): The net market value of all securities held in a portfolio.

■
Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund’s total assets (securities, cash, and accrued earnings), subtracting the Fund’s liabilities, and dividing by the number of shares outstanding.

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■
Regulatory Leverage: Regulatory Leverage consists of preferred shares issued by or borrowings of a Fund. Both of these are part of a Fund’s capital structure. Regulatory leverage is sometimes referred to as “‘40 Act Leverage” and is subject to asset coverage limits set in the Investment Company Act of 1940.

■
S&P Connecticut Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade Connecticut municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Nuveen Investments	65

Glossary of Terms
Used in this Report (continued)

■
S&P Massachusetts Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade Massachusetts municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■	Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

66	Nuveen Investments

Additional Fund Information

Board of Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank
& Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank & Trust
Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased shares of their common stock as shown in the accompanying table.

Common Shares
Fund	Repurchased
NTC	—
NMT	—
NMB	—
NGX	—

Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments	67

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.
Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates—Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management and Gresham Investment Management. In total, Nuveen Investments managed $220 billion as of September 30, 2012.

Find out how we can help you.
To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

ESA-B-1112D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Connecticut Premium Income Municipal Fund

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: February 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: February 7, 2013

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: February 7, 2013